File No.  811-5270
                                                                      33-16338


                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ X ]

      Pre-Effective Amendment No.                                  [__]


      Post-Effective Amendment No. 86                              [ X ]
                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ X ]

      Amendment No. 86                                             [ X ]


                             (Check appropriate box or boxes.)

                               THE DREYFUS/LAUREL FUNDS, INC.
                     (Exact Name of Registrant as Specified in Charter)

                           c/o The Dreyfus Corporation
                           200 Park Avenue, New York, New York 10166
                           (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                                    Mark N. Jacobs, Esq.
                                  The Dreyfus Corporation
                                      200 Park Avenue
                                  New York, New York 10166
                          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)
      -----

        X   on January 1, 2004 pursuant to paragraph (b)
      -----
            60 days after filing pursuant to paragraph (a)(i)
      -----
            on (date) pursuant to paragraph (a)(i)
      -----
            75 days after filing pursuant to paragraph (a)(ii)
      -----
            on (date) pursuant to paragraph (a)(ii) of Rule 485
      -----
If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.





     The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates only to Dreyfus Premier Core Equity Fund (formerly, Dreyfus Tax-Smart Growth Fund) and does not affect the Registration Statement of the Series listed below:

                     DREYFUS BASIC S&P 500 STOCK INDEX FUND
                         DREYFUS BOND MARKET INDEX FUND
                         DREYFUS DISCIPLINED STOCK FUND
               DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                  DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
              DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
                          DREYFUS MONEY MARKET RESERVES
                           DREYFUS MUNICIPAL RESERVES
                         DREYFUS U.S. TREASURY RESERVES
                          DREYFUS PREMIER BALANCED FUND
                    DREYFUS PREMIER LIMITED TERM INCOME FUND
                    DREYFUS PREMIER LARGE COMPANY STOCK FUND
                        DREYFUS PREMIER MIDCAP STOCK FUND
                      DREYFUS PREMIER SMALL CAP VALUE FUND
                     DREYFUS PREMIER TAX MANAGED GROWTH FUND




Dreyfus Premier Core Equity Fund
Seeks long-term capital appreciation by investing in large-cap stocks PROSPECTUS January 1, 2004


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.







The Fund

Dreyfus Premier Core Equity Fund

--------------------------------
Ticker Symbols  CLASS A: DLTSX
                CLASS B: DPEBX
                CLASS C: DPECX
                CLASS R: DPERX
                CLASS T: DCETX

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  3

Management                                                                4

Financial Highlights                                                      5

Your Investment
--------------------------------------------------------------------------------


Account Policies                                                          8

Distributions and Taxes                                                  11

Services for Fund Investors                                              12

Instructions for Regular Accounts                                        13

Instructions for IRAs                                                    15

For More Information
--------------------------------------------------------------------------------


SEE BACK COVER.

GOAL/APPROACH

The fund seeks long-term capital appreciation. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in common stock.The fund focuses on "blue chip" companies with market capitalizations exceeding $5 billion at the time of purchase, including multinational companies.

In choosing stocks, the fund first identifies eco- nomic sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The fund is also alert to companies which it considers undervalued in terms of current earnings, assets or growth prospects.

The fund employs a "buy-and-hold" investment strategy and normally seeks to keep the annual portfolio turnover rate below 15%. As a result, the fund invests for long-term growth rather than short-term profits.

The fund typically sells a stock when there is a change in a company's business fundamentals or in the fund's view of company management.

Concepts to understand

"BLUE CHIP" COMPANIES: established companies that are considered "known quantities." These companies often have a long record of profit growth and dividend payment and a reputation for quality management, products and services.

MULTINATIONAL COMPANIES: large, established, globally managed companies that manufacture and distribute their products and services throughout the world. These companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies. They may be subject to the risks that are involved in investing in foreign securities.

"BUY-AND-HOLD" STRATEGY: an investment strategy characterized by a low portfolio turnover rate, which helps reduce the fund's trading costs and minimizes tax liability by limiting the distribution of capital gains.


MAIN RISKS

The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

* MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

* ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

* FOREIGN INVESTMENT RISK. To the extent the fund invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund's volatility.

* GROWTH STOCK RISK. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

* MARKET SECTOR RISK. The fund may overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

Other potential risks


Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.


The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

The Fund       1

(PAGE 1)

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the fund's Class A performance from year to year. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The table compares the average annual total returns of the fund's Class A shares to those of the Standard & Poor's 500((reg.tm) )Composite Stock Price Index (S&P 500), a widely recognized, unmanaged index of stock performance. These returns include the fund's applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Since Class B, C, R and T shares have less than one full calendar year of performance, past performance information for those classes is not included in this section of the prospectus. Performance for each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.


EFFECTIVE APRIL 15, 2002, THE FUND'S INVESTMENT OBJECTIVE CHANGED FROM SEEKING LONG-TERM CAPITAL APPRECIATION CONSISTENT WITH MINIMIZING REALIZED CAPITAL GAINS AND TAXABLE CURRENT INCOME, TO ITS CURRENT OBJECTIVE.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

CLASS A SHARES

[Exhibit A]

BEST QUARTER:                    Q4 '99                      +12.35%


WORST QUARTER:                   Q3 '02                      -13.27%

THE FUND'S CLASS A YEAR-TO-DATE TOTAL RETURN AS OF 9/30/03 WAS 6.52%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02

Share class/                                                         Since
inception date                                1 Year               inception
--------------------------------------------------------------------------------

CLASS A (9/30/98)
RETURNS BEFORE TAXES                          -22.16%                -1.65%

CLASS A RETURNS AFTER TAXES
ON DISTRIBUTIONS                              -22.24%                -1.83%

CLASS A RETURNS AFTER TAXES ON
DISTRIBUTIONS AND
SALE OF FUND SHARES                           -13.61%                -1.38%

S&P 500 REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                       -22.09%                -2.04%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.





(PAGE 2)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                                 CLASS A       CLASS B       CLASS C       CLASS R       CLASS T
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

% OF OFFERING PRICE                                                5.75          NONE          NONE          NONE          4.50

Maximum contingent deferred sales charge (CDSC)

% OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                     NONE*         4.00          1.00          NONE          NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                    1.10          1.10          1.10          1.10          1.10

Rule 12b-1 fee                                                      .25          1.00          1.00          NONE           .50

Other expenses                                                      .00           .00           .00           .03**         .00
------------------------------------------------------------------------------------------------------------------------------------


TOTAL                                                              1.35          2.10          2.10          1.13          1.60


* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT
OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF
REDEEMED WITHIN ONE YEAR.

**  THE .03% AMOUNT NOTED IN "OTHER EXPENSES" REFLECTS INTEREST PAYMENTS.

Expense example

                                               1 Year            3 Years             5 Years               10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                        $705              $978                $1,272                $2,105


CLASS B
WITH REDEMPTION                                $613              $958                $1,329                $2,064***

WITHOUT REDEMPTION                             $213              $658                $1,129                $2,064***

CLASS C
WITH REDEMPTION                                $313              $658                $1,129                $2,431
WITHOUT REDEMPTION                             $213              $658                $1,129                $2,431

CLASS R                                        $115              $359                $622                  $1,375

CLASS T                                        $605              $932                $1,282                $2,265

*** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
THE DATE OF PURCHASE.


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most funds and their investment advisers, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

RULE 12B-1 FEE: the fee paid out of fund assets (attributable to appropriate share classes) for distribution expenses and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund       3

(PAGE 3)

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $166 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 1.10% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $3.2 trillion of assets under management, administration or custody, including approximately $625 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.



Dreyfus has engaged Fayez Sarofim & Co. (Sarofim & Co.), located at Two Houston Center, Suite 2907, Houston, Texas 77010, to serve as the fund's sub-investment adviser. Sarofim & Co., subject to Dreyfus' supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's investments. Sarofim & Co. managed approximately $38.6 billion in assets, which include investment advisory services for four other registered investment companies having aggregate assets of approximately $4.66 billion as of September 30, 2003.


Fayez Sarofim, president and chairman of Sarofim & Co., has been the fund's primary portfolio manager since its inception. Mr. Sarofim founded Sarofim & Co. in 1958.


The fund, Dreyfus, Sarofim & Co. and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each of the Dreyfus and Sarofim & Co. code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the respective code's preclearance and disclosure procedures. The primary purpose of the respective code is to ensure that personal trading by employees of Dreyfus or Sarofim & Co. does not disadvantage any fund managed by Dreyfus or Sarofim & Co., as the case may be.






(PAGE 4)

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                                           YEAR ENDED AUGUST 31,

 CLASS A                                                                       2003      2002(1)     2001      2000      1999(2)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           12.81      14.49     17.68      15.64      12.50

 Investment operations:  Investment income (loss) -- net(3)                       .09        .05       .05        .02        .06

                         Net realized and unrealized gain (loss) on investments   .04     (1.68)    (3.05)       2.05       3.10

 Total from investment operations                                                 .13     (1.63)    (3.00)       2.07       3.16

 Distributions:          Dividends from investment income -- net                (.03)      (.05)     (.02)      (.03)      (.02)

                         Dividends from net realized gain on investments           --         --     (.17)         --         --

 Total distributions                                                            (.03)      (.05)     (.19)      (.03)      (.02)

 Net asset value, end of period                                                 12.91      12.81     14.49      17.68      15.64

 Total Return (%)                                                             1.05(4)  (11.29)(4)  (17.10)      13.22   25.26(5)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                         1.35       1.35      1.35       1.35    1.24(5)

 Ratio of net investment income to average net assets                             .72        .34       .30        .14     .26(5)

 Portfolio turnover rate                                                          .93       9.07      4.07      11.47         --
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         88,746     47,336    52,688     62,897     50,430


(1) THE FUND CHANGED TO A FIVE-CLASS FUND ON APRIL 15, 2002. THE EXISTING
SHARES WERE REDESIGNATED CLASS A SHARES.

(2)  FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1999.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(4)  EXCLUSIVE OF SALES CHARGE.

(5)  NOT ANNUALIZED.

The Fund  (PAGE 5)

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                          YEAR ENDED AUGUST 31,
CLASS B                                                                                                   2003          2002(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                                                     12.77           14.62

 Investment operations:  Investment (loss) -- net(2)                                                  (.00)(3)            (.01)

                         Net realized and unrealized gain (loss) on investments                            .03           (1.84)

 Total from investment operations                                                                          .03           (1.85)

 Distributions:          Dividends from investment income -- net                                         (.03)               --

 Net asset value, end of period                                                                          12.77            12.77

 Total Return (%)(4)                                                                                       .26         (12.65)(5)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                                   2.10             .80(5)

Ratio of net investment (loss) to average net assets                                                      (.03)          (.07)(5)

 Portfolio turnover rate                                                                                   .93             9.07
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                  39,290            8,233

(1)  FROM APRIL 15, 2002 (COMMENCEMENT OF INITIAL OFFERING) TO AUGUST 31, 2002.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(4)  EXCLUSIVE OF SALES CHARGE.

(5)  NOT ANNUALIZED.

                                                                                                         YEAR ENDED AUGUST 31,
 CLASS C                                                                                                2003             2002(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                                                     12.77           14.62

 Investment operations:  Investment (loss) -- net(2)                                                      (.00)(3)        (.01)

                         Net realized and unrealized gain (loss) on investments                            .03           (1.84)

 Total from investment operations                                                                          .03           (1.85)

 Distributions:          Dividends from investment income -- net                                         (.03)              --

 Net asset value, end of period                                                                          12.77           12.77

 Total Return (%)(4)                                                                                       .25          (12.65)(5)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                                  2.10              .80(5)

Ratio of net investment (loss) to average net assets                                                     (.03)            (.08)(5)

 Portfolio turnover rate                                                                                   .93             9.07
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                  52,613            9,046

(1)  FROM APRIL 15, 2002 (COMMENCEMENT OF INITIAL OFFERING) TO AUGUST 31, 2002.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(4)  EXCLUSIVE OF SALES CHARGE.

(5)  NOT ANNUALIZED.

6

(PAGE 6)


                                                                                                          YEAR ENDED AUGUST 31,
CLASS R                                                                                                  2003           2002(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                                                     12.81            14.62

 Investment operations:  Investment income -- net(2)                                                       .11              .03

                         Net realized and unrealized gain (loss) on investments                            .05           (1.84)

 Total from investment operations                                                                          .16           (1.81)

 Distributions:          Dividends from investment income -- net                                         (.07)               --

 Net asset value, end of period                                                                          12.90            12.81

 Total Return (%)                                                                                         1.26         (12.38)(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                                   1.13              .42(3)

Ratio of net investment income to average net assets                                                       .93              .23(3)

 Portfolio turnover rate                                                                                   .93             9.07
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                       1                1

(1)  FROM APRIL 15, 2002 (COMMENCEMENT OF INITIAL OFFERING) TO AUGUST 31, 2002.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.

                                                                                                         YEAR ENDED AUGUST 31,
 CLASS T                                                                                                2003             2002(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                                                     12.79            14.62

 Investment operations:  Investment income -- net(2)                                                       .06              .01

                         Net realized and unrealized gain (loss) on investments                            .03           (1.84)

 Total from investment operations                                                                          .09           (1.83)

 Distributions:          Dividends from investment income -- net                                         (.04)               --

 Net asset value, end of period                                                                          12.84            12.79

 Total Return (%)(3)                                                                                       .74         (12.52)(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                                   1.60             .61(4)

Ratio of net investment income to average net assets                                                       .47             .13(4)

 Portfolio turnover rate                                                                                   .93             9.07
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                   1,031              403

(1)  FROM APRIL 15, 2002 (COMMENCEMENT OF INITIAL OFFERING) TO AUGUST 31, 2002.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.


The Fund       7

(PAGE 7)


Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein.


YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. In making your choice, you should consider how much you plan to invest and how long you plan to hold your investment, then weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge
(CDSC). Your financial representative can help you choose the share class that is appropriate for you.



Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: when calculating your sales charge on Class A or Class T shares, you may take into account the value of any shares you own in this fund or in certain other Dreyfus Premier Funds or Dreyfus Founders Funds. For any such right of accumulation to be made available, at the time of purchase you must provide sufficient information to permit the confirmation of qualification.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.





* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon. If you invest $1 million or more (and are not eligible to purchase Class R shares), Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.


* CLASS B shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon.

* CLASS C shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon.

* CLASS R shares are designed for eligible institutions and their clients (individuals may not purchase these shares directly).


* CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon. However, if you invest $1 million or more in the fund you should buy Class A shares, regardless of your investment horizon, because Class A has lower expenses than Class T.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees for Class B and Class C shares have the same purpose as the front-end sales charge on sales of Class A and Class T shares: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.


8



(PAGE 8)

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you. Shareholders beneficially owning fund shares since April 14, 2002 may purchase Class A shares without a sales load. See the fund's SAI for additional information.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class                 Class                Class                Class
                                                       A                     T                    A                    T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%                 4.50%                6.10%                4.70%

$50,000 -- $99,999                                   4.50%                 4.00%                4.70%                4.20%

$100,000 -- $249,999                                 3.50%                 3.00%                3.60%                3.10%

$250,000 -- $499,999                                 2.50%                 2.00%                2.60%                2.00%

$500,000 -- $999,999                                 2.00%                 1.50%                2.00%                1.50%

$1 million or more*                                  0.00%                 0.00%                0.00%                0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class A shares carry an annual Rule 12b-1 fee of 0.25%, and
Class T shares carry an annual Rule 12b-1 fee of 0.50%, of the respective class's average daily net assets.
------------------------------------------------------------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                 CDSC as a % of your initial
Years since purchase             investment or your redemption
was made                         (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                    4.00%

2 -- 4 years                     3.00%

4 -- 5 years                     2.00%

5 -- 6 years                     1.00%

More than 6 years                Shares will automatically
                                 convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares


THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board. Foreign securities held by the fund may trade on days that the fund is not open for business, thus affecting the value of the fund's assets on days when fund shareholders may not be able to buy or sell fund shares.


ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION SAVINGS                  $500               NO MINIMUM
ACCOUNTS                                              AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

Your Investment       9


(PAGE 9)

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares


*   the fund will not process wire, telephone, online or Dreyfus
TeleTransfer redemption requests for up to eight business days following the purchase of those shares

Limitations on selling shares by phone or online

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.


(PAGE 10)


General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.


UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


THE FUND RESERVES THE RIGHT TO:


* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four purchases/redemptions or exchanges (so called roundtrips) during any twelve-month period


* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


DISTRIBUTIONS AND TAXES


THE FUND EARNS DIVIDENDS, INTEREST and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

DISTRIBUTIONS PAID BY THE FUND are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains.

HIGH PORTFOLIO TURNOVER and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

IF YOU BUY SHARES WHEN A FUND HAS REALIZED but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.



Your Investment       11

(PAGE 11)

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------
For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              the fund into another Dreyfus fund
                                or certain Founders-advised funds.
--------------------------------------------------------------------------------
For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.


Dreyfus TeleTransfer privilege


TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.


Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

12

(PAGE 12)

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT


   In Writing
   Complete the application.
   Mail your application and a check to:
   Name of Fund
   P.O. Box 55268
   Boston, MA 02205-8502
   Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund P.O. Box 55268, Boston, MA 02205-8502 Attn: Institutional Processing


           By Telephone

   WIRE  Call us to request an account
application and an account number. Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:

   * ABA# 011001234

   * DDA# 044210

   * the fund name

   * the share class

   * your account number

   * name(s) of investor(s)

   * dealer number if applicable

   Return your application with the account number on the application.

WIRE Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:

* ABA# 011001234

* DDA# 044210

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but insert "499" before your 14-digit account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* the share class

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 55268, Boston, MA 02205-8502 Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.


DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment       13


(PAGE 13)

INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)


   TO OPEN AN ACCOUNT

   Online (www.dreyfus.com)


TO ADD TO AN ACCOUNT

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.

TO SELL SHARES

WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.


            Automatically

WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

14


(PAGE 14)

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT


   In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
   The Dreyfus Trust Company, Custodian
   P.O. Box 55552,
   Boston, MA 02205-8568
   Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 55552, Boston, MA 02205-8568 Attn: Institutional Processing



           By Telephone



WIRE Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:

* ABA# 011001234

* DDA# 044210

* the fund name

* the share class * your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but insert "499" before your 14-digit account number.


            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.


TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the share class

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Trust Company P.O. Box 55552, Boston, MA 02205-8568 Attn: Institutional Processing



SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

Your Investment       15


(PAGE 15)

NOTES

NOTES




For More Information
Dreyfus Premier Core Equity Fund
A series of The Dreyfus/Laurel Funds, Inc.
--------------------------------------

SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2004 Dreyfus Service Corporation                           047P0104NA





--------------------------------------------------------------------------------


                        DREYFUS PREMIER CORE EQUITY FUND
             CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES
                      STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 1, 2004
--------------------------------------------------------------------------------

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Premier Core Equity Fund (the "Fund"), dated January 1, 2004, as it may be revised from time to time. The Fund is a separate, diversified portfolio of The Dreyfus/Laurel Funds, Inc. (the "Company"), an open-end management investment company, known as a mutual fund, that is registered with the Securities and Exchange Commission ("SEC"). To obtain a copy of the Fund's Prospectus, please call your financial adviser, write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com website, or call one of the following numbers:

            Call Toll Free 1-800-554-4611
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452

     The financial statements for the fiscal year ended August 31, 2003, including notes to the financial statements and supplementary information, and the Independent Auditors' Report are included in the Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Report and the Independent Auditors' Report thereon contained therein, and related notes, are incorporated herein by reference.

                                TABLE OF CONTENTS

                                                                          PAGE


Description of The Fund/Company............................................B-2
Management of the Fund/Company............................................B-13
Management Arrangements...................................................B-19
Purchase of Shares........................................................B-23
Distribution and Service Plans............................................B-32
Redemption of Shares......................................................B-34
Shareholder Services......................................................B-39
Additional Information About Purchases, Exchanges and Redemptions.........B-45
Determination of Net Asset Value..........................................B-46
Dividends, Other Distributions and Taxes..................................B-47
Portfolio Transactions....................................................B-50
Summary of the Proxy Voting Policy, Procedures and Guidelines of The
Dreyfus Family of Funds.................................................. B-53
Performance Information...................................................B-55
Information About the Fund/Company........................................B-58
Counsel and Independent Auditors..........................................B-59
Appendix..................................................................B-60







                         DESCRIPTION OF THE FUND/COMPANY

     The Company is a Maryland corporation formed on August 6, 1987. The Company is an open-end management investment company comprised of separate portfolios, including the Fund, each of which is treated as a separate fund. The Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).


     The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser. Dreyfus has engaged Fayez Sarofim & Co. ("Sarofim & Co.") to serve as the Fund's sub-investment adviser and to provide day-to-day management of the Fund's investments, subject to the supervision of Dreyfus. Dreyfus and Sarofim & Co. are referred to collectively as the "Advisers."


     Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.

CERTAIN PORTFOLIO SECURITIES

     The following information regarding the securities that the Fund may purchase supplements that found in the Fund's Prospectus.


     COMMON STOCK. Stocks represent shares of ownership in a company. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

     PREFERRED STOCK. The Fund may purchase preferred stock, which is a class of capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. In general, the market value of preferred stock is its "investment value," or its value as a fixed-income security. Accordingly, the market value of preferred stock generally increases when interest rates decline and decreases when interest rates rise, but as with debt securities, is also affected by the issuer's ability to make payments on the preferred stock. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

     CONVERTIBLE SECURITIES. The Fund may purchase convertible securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.


     BANK OBLIGATIONS. The Fund may purchase bankers' acceptances, certificates of deposit, time deposits, and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches or foreign banks, domestic savings and loan associations and other banking institutions. Included among such obligations are Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs").


     ECDS, ETDS, YANKEE CDS AND EURODOLLAR BONDS AND NOTES. The Fund may invest in ECDs, ETDs, Yankee CDs, and Eurodollar bonds and notes. ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank or a foreign bank. Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Eurodollar bonds and notes are obligations which pay principal and interest in U.S. dollars held in banks outside the United States, primarily in Europe. All of these obligations are subject to somewhat different risks than are the obligations of domestic banks or issuers in the United States. See "Foreign Securities."


     COMMERCIAL PAPER. The Fund may invest in commercial paper. These instruments are short-term obligations issued by banks and corporations that have maturities ranging from 2 to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Fund will only invest in commercial paper of U.S. and foreign companies rated at the time of purchase at least A-1 by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 by Fitch Ratings ("Fitch").


     CORPORATE OBLIGATIONS. The Fund may invest in short-term corporate obligations rated at least Baa by Moody's or BBB by Standard & Poor's, or, if unrated, of comparable quality as determined by the Advisers. Securities rated BBB by Standard & Poor's or Baa by Moody's or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated Baa to have speculative characteristics. Further, while bonds rated BBB by Standard & Poor's or Fitch's exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. The Fund, in a prudent and orderly fashion, will dispose of bonds whose ratings drop below these minimum ratings.


     GOVERNMENT OBLIGATIONS. The Fund may invest in a variety of U.S. Treasury obligations, which can differ in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.


     In addition to U.S. Treasury obligations, the Fund may invest in obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Fannie Mae.) No assurance can be given that the U.S. Government will provide financial support to the agencies or instrumentalities described in (b), (c) and
(d) in the future, other than as set forth above, since it is not obligated to do so by law.

     AMERICAN DEPOSITARY RECEIPTS ("ADRS") AND NEW YORK SHARES. The Fund may invest in U.S. dollar-denominated ADRs and "New York Shares." ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by foreign companies. New York Shares are securities of foreign companies that are issued for trading in the United States. ADRs and New York Shares are traded in the United States on national securities exchanges or in the over-the-counter market. Investment in securities of foreign issuers presents certain risks, including those resulting from adverse political and economic developments and the imposition of foreign governmental laws or restrictions. See "Foreign Securities."

     ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. When purchasing securities that have not been registered under the Securities Act of 1933, as amended, and are not readily marketable, the Fund will endeavor to obtain the right to registration at the expense of the issuer. Generally, there will be a lapse of time between the Fund's decision to sell any such security and the registration of the security permitting the sale. During any such period, the price of the securities will be subject to market fluctuations.


     Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Company's Board of Directors (the "Board" or "Directors" or "Board of Directors") or by the Advisers pursuant to guidelines established by the Board of Directors. The Board or the Advisers will monitor carefully the Fund's investments in such securities and consider the availability of reliable price information, the existence of a substantial market of qualified institutional buyers, trading activity and other relevant information in making such determinations. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from the Fund or other holders.

     MUNICIPAL OBLIGATIONS. The Fund may invest in short-term, investment grade municipal obligations. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.


     WARRANTS. A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time. The Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

    INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund also may invest its uninvested cash reserves, or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program, in shares of one or more money market funds advised by Dreyfus. Such investments will not be subject to the limitations described above, except that the Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See "Loans of Fund Securities."


     CERTAIN INVESTMENTS. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.

INVESTMENT TECHNIQUES

     In addition to the principal investment strategies discussed in the Fund's Prospectus, the Fund also may engage in the investment techniques described below. The Fund might not use, or may not have the ability to use, any of these strategies and there can be no assurance that any strategy that is used will succeed.

     BORROWING. The Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. The Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the money borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.


     LOANS OF FUND SECURITIES. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Dreyfus to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by Dreyfus, repurchase agreements or other high quality instruments with short maturities.


     DERIVATIVES. The Fund may invest, to a limited extent, in derivatives ("Derivatives"). These are financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. The Fund may invest in Derivatives for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential return. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

     While Derivatives can be used effectively in furtherance of the Fund's investment objective, under certain market conditions, they can be volatile and increase the volatility of the Fund's net asset value ("NAV") per share, decrease the liquidity of the Fund's portfolio and make more difficult the accurate pricing of the Fund's portfolio. Derivatives involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on the Fund's performance. If the Fund invests in Derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if it were unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.

     When required by the SEC, the Fund will set aside permissible liquid assets to cover its obligations relating to its transactions in Derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices at times since it may not be possible to liquidate a Derivative position at a reasonable price. Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, the Advisers will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as they would review the credit quality of a security to be purchased by the Fund. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.

     OPTIONS--IN GENERAL. The Derivatives the Fund may use include options. The Fund may write (i.e., sell) covered call options with respect to specific securities to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

     A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. The principal reason for writing covered call options is to realize through the receipt of premiums a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call options which it retains whether or not the option is exercised. A covered call option exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise or it otherwise covers its position.

     Successful use by the Fund of options will be subject to the Advisers' ability to predict correctly movements in the prices of individual stocks or the stock market generally. To the extent the Advisers' predictions are incorrect the Fund may incur losses.

     MASTER/FEEDER OPTION. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Board of Directors determines it to be in the best interest of the Fund and its shareholders. In making that determination, the Board of Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Fund believes that the Board of Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that risks will be materially reduced if this option is implemented.


CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

     EQUITY SECURITIES. Equity securities, including common stock, preferred stock, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Fund's investments will result in changes in the value of its shares and thus the Fund's total return to investors. Although the Fund focuses on "blue chip" companies, it may invest in securities issued by companies in the technology sector, which has been among the most volatile sectors of the market. Technology companies involve greater risk because their revenues and earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of technology stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled.

     The Fund may purchase securities of companies in initial public offerings ("IPOs") or shortly thereafter. An IPO is a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the National Association of Securities Dealers, Inc. ("NASD") apply to the distribution of IPOs. Corporations offering stock in IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies' securities may be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.

     FOREIGN SECURITIES. The Fund may purchase securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, because evidences of ownership of foreign securities usually are held outside the United States, investments in such securities will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by the Fund may trade on days when the Fund does not calculate its net asset value and thus may affect the Fund's net asset value on days when investors have no access to the Fund.

     SIMULTANEOUS INVESTMENTS. Investment decisions for the Fund are made independently from those of the other investment companies advised by Dreyfus. Dreyfus has adopted written trade allocation procedures for its equity and fixed income trading desks. Under the procedures, portfolio managers or the trading desks will ordinarily seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company or account. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. The Fund, together with other investment companies or accounts advised by Dreyfus or Sarofim & Co. or their affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the Fund's ability to dispose of some or all of its positions should it desire to do so.



INVESTMENT RESTRICTIONS

     FUNDAMENTAL. The following limitations have been adopted by the Fund. The Fund may not change any of these fundamental investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. The Fund may not:

     1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and state or municipal governments and their political subdivisions are not considered members of any industry.)

     2. Borrow money or issue senior securities as defined in the 1940 Act, except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowing, and (b) the Fund may issue multiple classes of shares. The purchase or sale of options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not be considered to involve the borrowing of money or issuance of senior securities.

     3. Purchase with respect to 75% of the Fund's total assets securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

     5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in the real estate business or invest or deal in real estate or interests therein).

     6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

     7. Purchase or sell commodities, except that the Fund may enter into options, forward contracts, and futures contracts, including those related to indices, and options on futures contracts or indices.

     The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single, open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund.

     NON-FUNDAMENTAL. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks (or other investments with similar economic characteristics). The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest 80% of its assets. The Fund has adopted the following additional non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy.

     1. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities which may be resold under Rule 144A under the Securities Act of 1933, as amended, provided that the Board of Directors, or its delegate, determines that such securities are liquid, based upon the trading markets for the specific security.

     2. The Fund will not invest in securities of other investment companies, except to the extent permitted by the 1940 Act.

     3. The Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearances of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

     4. The Fund will not sell securities short, or purchase, sell or write puts, calls or combinations thereof, except as described in the Fund's Prospectus and this Statement of Additional Information.

     5. The Fund will not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction. With respect to Fundamental Investment Restriction No. 2, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

     The Company and Dreyfus have received an exemptive order from the SEC which, among other things, permits the Fund to use cash collateral received in connection with lending the Fund's securities and other uninvested cash to purchase shares of one or more registered money market funds advised by Dreyfus in excess of the limitations imposed by the 1940 Act.

     If the Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.

                         MANAGEMENT OF THE FUND/COMPANY


     The Company's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:




     The Dreyfus Corporation...................Investment Adviser
     Fayez Sarofim & Co........................Sub-Investment Adviser
     Dreyfus Service Corporation...............Distributor
     Dreyfus Transfer, Inc. ...................Transfer Agent
     Mellon Bank, N.A..........................Custodian

DIRECTORS OF THE COMPANY*



     Directors of the Company, together with information as to their positions with the Company, principal occupations and other board memberships and affiliations, are shown below. Each of the Directors also serves as a Trustee of The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (collectively, with the Company, the "Dreyfus/Laurel Funds") and Dreyfus High Yield Strategies Fund.

Name (Age)              Principal Occupation
POSITION WITH COMPANY   DURING PAST 5 YEARS      OTHER BOARD MEMBERSHIPS AND
(SINCE)                                          AFFILIATIONS

Joseph S. DiMartino     Corporate Director and   The Muscular Dystrophy
(60)                    Trustee                  Association,
Chairman of the Board                            Director
(1999)                                           Levcor International, Inc., an
                                                 apparel fabric processor,
                                                 Director
                                                 Century Business Services,
                                                 Inc., a provider
                                                    of outsourcing functions for
                                                 small and
                                                    medium size companies,
                                                 Director
                                                 The Newark Group, a provider of
                                                 a national
                                                    market of paper recovery
                                                 facilities,
                                                    paperboard mills and
                                                 paperboard
                                                    converting plants, Director

James Fitzgibbons (69)  Chairman of the Board,   Howes Leather Corporation,
Board Member            Davidson Cotton Company  Director
(1994)                  (1998-2002)

J. Tomlinson Fort (75)  Retired; Of Counsel,     -
Board Member            Reed Smith LLP
(1987)                  (1998-January 2003)

Kenneth A. Himmel (57)  President and CEO,       -
Board Member            Related Urban
(1994)                  Development, a real
                        estate development
                        company (1996-Present)

                        President and CEO,
                        Himmel & Company, a
                        real estate development
                        company (1980-Present)

                        CEO, American Food
                        Management,
                        a restaurant company
                        (1983-Present)

Stephen J. Lockwood     Chairman of the Board,   BDML Holdings, an insurance
(56)                    Stephen J.               company,
Board Member            Lockwood and Company     Chairman of the Board
(1994)                  LLC, an                  Affiliated Managers Group, an
                        investment company       investment management
                        (2000-Present)           company, Director
                        Chairman of the Board
                        and CEO,
                        LDG Reinsurance
                        Corporation
                        (1977-2000)

Roslyn Watson (54)      Principal, Watson       American Express Centurion Bank,
Board Member            Ventures, Inc.,         Director
(1994)                  a real estate           The Hyams Foundation Inc., a
                        investment company      Massachusetts
                        (1993-Present)          Charitable Foundation,
                                                Trustee
                                                National Osteoporosis
                                                Foundation, Trustee

Benaree Pratt Wiley     President and CEO, The  Boston College, Trustee
(57)                    Partnership, an         The Greater Boston Chamber of
Board Member            organization dedicated  Commerce, Director
(1998)                  to increasing the       The First Albany Companies,
                        Representation of       Inc., an
                        African Americans in    investment bank, Director
                        positions of            Mass Development, Director
                        leadership, influence   Commonwealth Institute, Director
                        and decision-making in  Efficacy Institute, Director
                        Boston, MA              Pepsico Africa - America,
                        (1991-Present)          Advisory Board

--------
* None of the Directors are "interested persons" of the Company, as defined in the 1940 Act.



     Board members are elected to serve for an indefinite term. The Company has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the audit committee is to oversee the Company's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Company for election to the Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Company also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund's investments. The audit committee met twice during the year ended August 31, 2003. The nominating, compensation and pricing committees had no meetings during the last fiscal year.


     The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2002.


                                                AGGREGATE HOLDING OF FUNDS IN
                                               THE DREYFUS FAMILY OF FUNDS FOR
       NAME OF BOARD                            WHICH RESPONSIBLE AS A BOARD
         MEMBER               FUND SHARES                  MEMBER
------------------------ ---------------------     ---------------------
Joseph S. DiMartino              None                   over $100,000
James Fitzgibbons                None                   over $100,000
J. Tomlinson Fort                None                        None
Kenneth A. Himmel                None                        None
Stephen J. Lockwood              None                        None
Roslyn Watson                    None                        None
Benaree Pratt Wiley              None                    $1 - $10,000


--------------------------------------------------------------------------------
As of December 31, 2002, none of the Board members or their immediate family members owned securities of Dreyfus, Sarofim & Co. or the Distributor, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Dreyfus, Sarofim & Co. or the Distributor.


OFFICERS OF THE COMPANY


     STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000. Chairman of the Board, Chief Executive Officer and Chief Operating Officer of Dreyfus, and an officer of 95 investment companies (comprised of 189 portfolios) managed by Dreyfus. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 58 years old, and has been an employee of Dreyfus since May 1995.

     STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2003. Chief Investment Officer, Vice Chairman and a Director of Dreyfus, and an officer of 95 investment companies (comprised of 189 portfolios) managed by Dreyfus. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 50 years old and has been an employee of Dreyfus since January 2000. Prior to joining Dreyfus, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

     MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000. Executive Vice President, General Counsel and Secretary to Dreyfus, and an officer of 96 investment companies (comprised of 205 portfolios) managed by Dreyfus. He is 57 years old, and has been an employee of Dreyfus since June 1977.

     STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of 96 investment companies (comprised of 205 portfolios) managed by Dreyfus. He is 54 years old, and has been an employee of Dreyfus since July 1980.

     JAMES WINDELS, TREASURER SINCE NOVEMBER 2001. Director - Mutual Fund Accounting of Dreyfus, and an officer of 96 investment companies (comprised of 205 portfolios) managed by Dreyfus. He is 45 years old, and has been an employee of Dreyfus since April 1985.

     JEFF PRUSNOFSKY, ASSISTANT SECRETARY SINCE MARCH 2000. Associate General Counsel of Dreyfus, and an officer of 24 investment companies (comprised of 85 portfolios) managed by Dreyfus. He is 38 years old, and has been an employee of Dreyfus since January 1986.

     MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000. Associate General Counsel of Dreyfus, and an officer of 93 investment companies (comprised of 198 portfolios) managed by Dreyfus. He is 43 years old, and has been an employee of Dreyfus since October 1991.

     RICHARD CASSARO, ASSISTANT TREASURER SINCE AUGUST 2003. Senior Accounting Manager - Equity Funds of the Manager, and an officer of 25 investment companies (comprised of 104 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since September 1982.

     ERIK D. NAVILOFF, ASSISTANT TREASURER SINCE DECEMBER 2002. Senior Accounting Manager - Taxable Fixed Income Funds of the Manager, and an officer of 18 investment companies (comprised of 76 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Manager since November 1992.

     ROBERT S. ROBOL, ASSISTANT TREASURER SINCE DECEMBER 2002. Senior Accounting Manager - Money Market Funds of the Manager, and an officer of 37 investment companies (comprised of 79 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1988.

     KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2002. Mutual Funds Tax Director of Dreyfus, and an officer of 96 investment companies (comprised of 205 portfolios) managed by Dreyfus. He is 49 years old, and has been an employee of Dreyfus since June 1993.

     ROBERT SVAGNA, ASSISTANT TREASURER SINCE DECEMBER 2002. Senior Accounting Manager - Taxable Fixed Income Funds of the Manager, and an officer of 25 investment companies (comprised of 105 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Manager since November 1990.

     WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE JULY 2003. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 200 portfolios) managed by Dreyfus. He is 33 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.


     The address of each Board member and officer of the Company is 200 Park Avenue, New York, New York 10166.

     No officer or employee of the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Company for serving as an officer or Director of the Company. The Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) $40,000 per annum plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone or online. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated among the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund.

     In addition, the Company currently has two Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members.


     The aggregate amount of fees and expenses received by each current Director from the Company for the fiscal year ended August 31, 2003, and from all other funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parentheses next to each Board member's total compensation) during the year ended December 31, 2002, were as follows:

                                                       Total Compensation
                                                        From the Company
                          Aggregate Compensation        and Fund Complex
Name of Board Member         From the Company#        Paid to Board Member*
Joseph S. DiMartino            $31,250                  $ 815,938 (191)
James M. Fitzgibbons           $23,333                  $  89,000 (25)
J. Tomlinson Fort              $25,000                  $  90,000 (25)
Kenneth A. Himmel              $21,667                  $  82,000 (25)
Stephen J. Lockwood            $23,333                  $  83,000 (25)
Roslyn M. Watson               $25,000                  $  90,000 (25)
Benaree Pratt Wiley            $25,000                  $  90,000 (25)

     # Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $285.54 for the Company.


     * Represents the number of separate portfolios comprising the investment companies in the Fund complex, including the Fund, for which the Board member served.

     The officers and Directors of the Company as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of December 10, 2003.


PRINCIPAL SHAREHOLDERS. As of December 10, 2003, the following shareholders were known by the Fund to own of record 5% or more of Class A shares of the
Fund: Merrill Lynch Pierce Fenner & Smith For the Sole Benefit Of Its Customers, 4800 Deer Lake Drive, Jacksonville, FL 32246-6484--22.9030%; Charles Schwab & Company, Inc., 101 Montgomery Street, San Francisco, CA. 94104-4122--8.2357%; UBS Financial Services, Inc., Mutual Funds Department, 1000 Harbor Boulevard, 8th Floor, Weehawken, NJ 07087-0000 --5.6415%.

     As of December 10, 2003, the following shareholders were known by the Fund to own of record 5% or more of Class B shares of the Fund: Merrill Lynch Pierce Fenner & Smith For the Sole Benefit Of Its Customers, 4800 Deer Lake Drive, Jacksonville, FL 32246-6484--21.9166%; First Clearing LLC, 10750 Wheat First Drive, Glen Allen, VA 23060-9245--5.9521%; American Enterprises Investment Services, P.O. Box 9446, Minneapolis, MN 55440-9446--9.6876%; Citigroup Global Markets Inc., 333 West 34th Street, 3rd Floor, New York, NY 10001-2402--14.0081%; UBS Financial Services Inc., 1000 Harbor Boulevard, 8th Floor, Weehawken, NJ 07087-0000--5.0811%.

     As of December 10, 2003, the following shareholders were known by the Fund to own of record 5% or more of Class C shares of the Fund: Merrill Lynch Pierce Fenner & Smith For the Sole Benefit Of Its Customers, 4800 Deer Lake Drive, Jacksonville, FL 32246-6484--46.1142%; Citigroup Global Markets Inc., 333 West 34th Street, 3rd Floor, New York, NY 10001-2402--17.7363.

     As of December 10, 2003, the following shareholder was known by the Fund to own of record 5% or more of Class R shares of the Fund: MBCIC, 4001 Kennett Pike, 2 Greenville Crossing, Greenville, DE 19807-2029--100%.

     As of December 10, 2003, the following shareholders were known by the Fund to own of record 5% or more of Class T shares of the Fund: Scott & Stringfellow, 909 East Main Street, P.O. Box 1575, Richmond, VA 23218-3002--24.2919%; UBS
Financial Services, Inc., 1000 Harbor Boulevard, 8th Floor, Weehawken, NJ 07087-0000--17.2782%; Wachovia Securities LLC, One New York Plaza, 8th Floor, New York, NY 10292-2008--12.8796%; Citigroup Global Markets Inc., 333 West 34th Street, 3rd Floor, New York, NY 10001-2402--9.6393%; A.G. Edwards & Sons, Inc., One North Jefferson, Street, Louis, MO 63103-0795--8.3162%, Wells Fargo Investments LLC, 608 Second Avenue South, Minneapolis, MN 55479-0001--5.0125%.


     A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

                             MANAGEMENT ARRANGEMENTS

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "EXPENSES" AND "MANAGEMENT."

     INVESTMENT MANAGER. Dreyfus is a wholly-owned subsidiary of Mellon Bank, which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

     MANAGEMENT AGREEMENT. Dreyfus serves as investment manager for the Fund pursuant to an Investment Management Agreement with the Company (the "Management Agreement"), subject to the overall authority of the Board of Directors in accordance with Maryland law. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus supervises and monitors the performance of Sarofim & Co. in making investment decisions for the Fund based on the Fund's investment objective, policies and restrictions. The Management Agreement is subject to review and approval at least annually by the Board of Directors.

     The Management Agreement will continue from year to year provided that a majority of the Directors who are not interested persons (as defined in the 1940
Act) of the Company and either a majority of all Directors or a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities approve its continuance. The Company may terminate the Management Agreement upon the vote of a majority of the Board of Directors or upon the vote of a majority of the Fund's outstanding voting securities on sixty (60) days' written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon sixty (60) days' written notice to the Company. The Management Agreement will terminate immediately and automatically upon its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of Dreyfus: Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

     Mellon Bank, Dreyfus' parent, and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Fund. Dreyfus has informed the Fund that in making its investment decisions it does not obtain or use material inside information that Mellon Bank or its affiliates may possess with respect to such issuers.


     The Company, Dreyfus, Sarofim & Co. and the Distributor have each adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by the Fund. Dreyfus' Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by Dreyfus. In that regard, portfolio managers and other investment personnel of Dreyfus must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee (the "Committee"). Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

     SUB-INVESTMENT ADVISORY AGREEMENT. Sarofim & Co., subject to the supervision and approval of Dreyfus, provides investment advisory assistance and day-to-day management of the Fund's investments as well as investment research and statistical information, pursuant to a Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") between Sarofim & Co. and Dreyfus, subject to the overall authority of the Board in accordance with Maryland law. The Sub-Advisory Agreement is subject to review and approval at least annually by the Board of Directors.

     The Sub-Advisory Agreement will continue from year to year provided that a majority of the Directors who are not interested persons (as defined in the 1940
Act) of the Company, Dreyfus, or Sarofim & Co. and either a majority of all Directors or a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities approve its continuance. The Sub-Advisory Agreement is terminable without penalty (i) by Dreyfus on sixty (60) days' notice, (ii) by the Board or by vote of the holders of a majority of the Fund's shares on sixty
(60) days' notice, or (iii) by Sarofim & Co. on not less than ninety (90) days' notice. The Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement for any reason.

     The following persons are officers and/or directors of Sarofim & Co.: Fayez
S. Sarofim, Chairman of the Board and President; Raye G. White, Executive Vice President, Secretary, Treasurer and a director; Russell M. Frankel, William K. McGee, Jr., Charles E. Sheedy and Ralph B. Thomas, Senior Vice Presidents; and Satish K. Gupta, Alice M. Youngblood, Christopher B. Sarofim, Mary L. Porter, Catherine P. Crain, David L. Pesikoff, Reynoldo Reza, Elizabeth S. Robinson, Manisha A. Thankor and William G. Lee, Vice Presidents; and Robert M. Hopson II, Vice President and Assistant Secretary.

     PORTFOLIO MANAGEMENT. Sarofim & Co. provides day-to-day management of the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of Dreyfus and the approval of the Board. Dreyfus and Sarofim & Co. provide the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's primary portfolio manager is Fayez S. Sarofim. Charles E. Sheedy, Catherine P. Crain and Christopher B. Sarofim also serve as the Fund's portfolio managers. Dreyfus and Sarofim & Co. also maintain research departments with professional staffs of portfolio managers and securities analysts who provide research services for the Fund and other funds advised by Dreyfus and Sarofim & Co.


     EXPENSES. Under the Management Agreement, the Fund has agreed to pay Dreyfus a monthly management fee at the annual rate of 1.10% of the Fund's average daily net assets. Dreyfus pays all of the Fund's expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested directors (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Directors (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to the Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by the Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors. Expenses attributable to the Fund are charged against the Fund's assets; other expenses of the Company are allocated among its funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each fund.


     For the fiscal years ended August 31, 2001, 2002 and 2003, the Fund paid Dreyfus $651,034, $577,525, and $1,288,460, respectively, pursuant to the Management Agreement.

     Under the Sub-Advisory Agreement, Dreyfus has agreed to pay Sarofim & Co., out of the fee received by Dreyfus from the Fund, an annual fee of 0.30% of the value of the Fund's average daily net assets, payable monthly. For the fiscal years ended August 31, 2001, 2002 and 2003, the sub-investment advisory fees paid by Dreyfus to Sarofim & Co. amounted to $177,555, $157,507, and $351,398, respectively.

     In approving the current Management Agreement and Sub Advisory Agreement, the Board considered a number of factors, including the nature and quality of the services provided by Dreyfus and Sarofim & Co.; the investment philosophy and investment approach as applied to the Fund by Dreyfus and Sarofim & Co.; the investment management expertise of Dreyfus and Sarofim & Co. in respect of the Fund's investment strategies; the personnel, resources and experience of Dreyfus and Sarofim & Co.; the Fund's performance history and the management fees paid to Dreyfus and sub-investment advisory fees paid to Sarofim & Co., as applicable, relative to those of mutual funds with similar investment objectives, strategies and restrictions; Dreyfus' and Sarofim & Co.'s costs of providing services under the respective agreement; the relationship between the fees paid to Dreyfus under the Management Agreement and the Fund's Distribution and Service Plans; and ancillary benefits Dreyfus and Sarofim & Co. may receive from their relationship with the Company.


     THE DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of Dreyfus, located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Company which is renewable annually. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents") in respect of these services. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds.


     For the period from April 15, 2002 (commencement of multi-class structure) through August 31, 2002, the Distributor retained $24,081 and $3,876 from sales loads on the Fund's Class A shares and Class T shares, respectively. For the same period, the Distributor retained $736 and $578 from the contingent deferred sales charge ("CDSC") on Class B shares and Class C shares, respectively.

     For the fiscal year ended August 31, 2003, the Distributor retained $124,421 and $1,283 from sales loads on the Fund's Class A shares and Class T shares, respectively. For the same period, the Distributor retained $61,269 and $19,028 from the CDSC on Class B and Class C shares, respectively.


     The Distributor compensates certain Agents for selling Class B or Class C shares at the time of purchase from its own assets. The proceeds of the CDSC and fees pursuant to the Fund's Distribution and Service Plans (as described below), in part, are used to defray these expenses.

     The Distributor may pay Agents that have entered into agreements with the Distributor a fee based on the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans including pension, profit sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"), or other programs. The term "Retirement Plans" does not include IRAs, IRA "Rollover Accounts" or IRAs set up under a Simplified Employee Pension Plan ("SEP-IRA"). Generally, the Distributor may pay such Agents a fee of up to 1% of the amount invested through the Agents. The Distributor, however, may pay Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from a Fund, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Agent for more information regarding any such fee payment to the Agent.

     The Distributor, at its own expense, may provide promotional incentives to Agents that sell shares of funds advised by Dreyfus which are sold with a sales load. In some instances these incentives may be offered only to certain Agents who have sold or may sell significant amounts of shares.

     TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of Dreyfus, 200 Park Avenue, New York, New York 10166, serves as the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Company during the month, and is reimbursed for certain out-of-pocket expenses.

     Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the Fund's investments. Under a custody agreement with the Company, Mellon Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. For its custody services, Mellon Bank receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transaction charges. This fee is paid to Mellon Bank by Dreyfus pursuant to the Fund's unitary fee structure. The Transfer Agent and Mellon Bank, as custodian, have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

                               PURCHASE OF SHARES

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES," "SERVICES FOR FUND INVESTORS," "INSTRUCTIONS FOR REGULAR ACCOUNTS" AND "INSTRUCTIONS FOR IRAS."

     GENERAL. The Fund offers Class A, Class B, Class C, Class R and Class T shares.


     When purchasing Fund shares, an investor must specify which Class is being purchased. Stock certificates are issued only upon your written request. The decision as to which Class of shares is most beneficial to an investor depends on the amount and the intended length of an investor's investment. An investor should consider whether, during the anticipated life of an investment in the Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares or the accumulated distribution fee, service fee and initial sales charge on Class T shares purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A shares and Class T shares, respectively. An investor also may want to consider whether, during the anticipated life of an investment in the Fund, the accumulated distribution fee, service fee, and initial sales charge on Class T shares would be less than the accumulated distribution fee and higher initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential could be offset by the return of Class A. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time should consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares and the accumulated distribution fee, service fee and initial sales charge on Class T shares may exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, an investor should consider the effect of the CDSC period and any conversion rights of the Classes in the context of the investor's investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares will be most appropriate for investors who invest $1,000,000 or more in Fund shares, and Class A and Class T shares will not be appropriate for investors who invest less than $50,000 in Fund shares. The Fund reserves the right to reject any purchase order.


     Class A, Class B, Class C and Class T shares may be purchased only by clients of Agents, except that full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or an investor's Agent.

     Class R shares are offered only to (i) bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of their customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship, and (ii) institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity for Retirement Plans and SEP-IRAs. Class R shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA. In addition, holders of Class R shares of the Fund who have held their shares since June 5, 2003 may continue to purchase Class R shares of the Fund for their existing accounts whether or not they would otherwise be eligible to do so. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

     Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Agents may impose certain conditions on their clients which are different from those described in the Fund's Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees which would be in addition to any amounts which might be received under the Distribution and Service Plans. Each Agent has agreed to transmit to its clients a schedule of such fees. Third parties may receive payments from Dreyfus in connection with their offering of Fund shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the third party to offer the Fund instead of other mutual funds where such payments are not received. Please consult a representative of your plan or financial institution for further information. An investor should consult his or her Agent in this regard.


     The minimum initial investment is $1,000. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Coverdell Education Savings Accounts, with no minimum for subsequent purchases (after the first year for Coverdell Education Savings Accounts). The initial investment must be accompanied by the Account Application. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain Retirement Plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

     Federal regulations require that an investor provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service ("IRS").


     The Internal Revenue Code of 1986, as amended (the "Code"), imposes various limitations on the amount that may be contributed annually to certain Retirement Plans. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in the Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

     Fund shares also may be purchased through Dreyfus-Automatic Asset Builder(R) and Dreyfus Government Direct Deposit Privilege described under "Shareholder Services." These services enable an investor to make regularly scheduled investments and may provide an investor with a convenient way to invest for long-term financial goals. An investor should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

     Fund shares are sold on a continuous basis. The Fund's NAV per share is determined as of the close of trading on the floor of the New York Stock Exchange ("NYSE") (usually 4:00 p.m., Eastern time), on each day the NYSE is open for regular business. For purposes of determining NAV, certain options may be valued 15 minutes after the close of trading on the floor of the NYSE. NAV per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. For information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value."

     If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the NYSE (usually 4:00 p.m., Eastern time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on the next business day, except where shares are purchased through a dealer as provided below.

     Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee by the close of its business day (usually 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

     CLASS A SHARES. The public offering price for Class A shares is the NAV per share of that Class plus, except for shareholders beneficially owning Class A shares of the Fund since April 14, 2002, a sales load as shown below:


                                     TOTAL SALES LOAD - CLASS A

                                       As a % of     As a % of      Dealers'
AMOUNT OF TRANSACTION                  offering      net asset   Reallowance as
                                       price per     value per      a % of
                                         share         share     offering price

Less than $50,000..............          5.75          6.10           5.00
$50,000 to less than
   $100,000....................          4.50          4.70           3.75
$100,000 to less than
   $250,000....................          3.50          3.60           2.75
$250,000 to less than
   $500,000....................          2.50          2.60           2.25
$500,000 to less than
   $1,000,000..................          2.00          2.00           1.75
$1,000,000 or more.............           -0-           -0-           -0-

     Holders of Class A shares of the Fund since April 14, 2002 may continue to purchase Class A shares of the Fund at NAV. However, investments by such holders in other funds advised by Dreyfus will be subject to any applicable front-end sales load.

     A CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. The Distributor may pay Agents an amount up to 1% of the NAV of Class A shares purchased by their clients that are subject to a CDSC. The terms contained below under "Redemption of Shares - Contingent Deferred Sales Charge - Class B Shares" (other than the amount of the CDSC and time periods) and "Redemption of Shares - Waiver of CDSC" are applicable to the Class A shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class A shares.

     Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children, at NAV, provided they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at NAV. In addition, Class A shares are offered at NAV to full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Board, or the spouse or minor child of any of the foregoing.

     Class A shares are offered at NAV without a sales load to employees participating in Retirement Plans. Class A shares also may be purchased (including by exchange) at NAV without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan invested all or a portion of its assets in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, or certain other products made available by the Distributor to such plans.

     Class A shares may be purchased at NAV through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

     Class A shares also may be purchased at NAV, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States,
(ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

     CLASS T SHARES. The public offering price for Class T shares is the NAV per share of that Class plus a sales load as shown below:

                                     TOTAL SALES LOAD - CLASS T

                                       As a % of     As a % of      Dealers'
AMOUNT OF TRANSACTION                  offering      net asset   Reallowance as
                                       price per     value per       a % of
                                        share          share     offering price

Less than $50,000..............          4.50          4.70           4.00
$50,000 to less than
   $100,000....................          4.00          4.20           3.50
$100,000 to less than
   $250,000....................          3.00          3.10           2.50
$250,000 to less than
   $500,000....................          2.00          2.00           1.75
$500,000 to less than
   $1,000,000..................          1.50          1.50           1.25
$1,000,000 or more.............           -0-           -0-           -0-

--------------------------------------------------------------------------------

     A CDSC of 1% will be assessed at the time of redemption of Class T shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. The Distributor may pay Agents an amount up to 1% of the NAV of Class T shares purchased by their clients that are subject to a CDSC. The terms contained below under "Redemption of Shares - Contingent Deferred Sales Charge - Class B Shares" (other than the amount of the CDSC and time periods) and "Redemption of Shares - Waiver of CDSC" are applicable to the Class T shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class T shares. Because the expenses associated with Class A shares will be lower than those associated with Class T shares, purchasers investing $1,000,000 or more in the Fund generally will find it beneficial to purchase Class A shares rather than Class T shares.

     Class T shares are offered at NAV without a sales load to employees participating in Retirement Plans. Class T shares also may be purchased (including by exchange) at NAV without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan invested all or a portion of its assets in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders or certain other products made available by the Distributor to such plans.

     Class T shares also may be purchased at NAV, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by Dreyfus or its affiliates. The purchase of Class T shares must be made within 60 days of such redemption and the shares redeemed must have been subject to an initial sales charge or a CDSC.

     DEALER REALLOWANCE--CLASS A AND CLASS T SHARES. The dealer reallowance provided with respect to Class A and Class T shares may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by Dreyfus which are sold with a sales load, such as Class A and Class T shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares.

     SALES LOADS--CLASS A AND CLASS T SHARES. The scale of sales loads applies to purchases of Class A and Class T shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k), and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.


     Set forth below is an example of the method of computing the offering price of the Fund's Class A and Class T shares. The example assumes a purchase of Class A or Class T shares aggregating less than $50,000 subject to the schedule of sales charges set forth above at a price based upon the NAV of the Fund on August 31, 2003:

                                                    CLASS A         CLASS T

NAV per Share..............................         $12.91          $12.84

Per Class A Share Sales Charge - 5.75%
    of offering price (6.10% of NAV per share)      $  .79

Per Class T Share Sales Charge - 4.50%
    of offering price (4.70% of NAV per share)                      $  .61

Per Share Offering Price to
    the Public.............................         $13.70          $13.45


     RIGHT OF ACCUMULATION--CLASS A AND CLASS T SHARES. Reduced sales loads apply to any purchase of Class A and T shares by an investor and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold shares of the Fund or shares of certain other funds advised by Dreyfus or Founders, which are subject to a front-end sales load or a CDSC or shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A or Class T shares of such Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.50% of the offering price in the case of Class A shares or 4.00% of the offering price in the case of Class T shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

     To qualify for reduced sales loads, at the time of purchase an investor or an investor's Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of the investor's holdings through a check of appropriate records.

     CLASS B SHARES. The public offering price for Class B shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the Fund's Prospectus and in this Statement of Additional Information under "Redemption of Shares--Contingent Deferred Sales Charge--Class B Shares."

     Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative NAVs for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.

     CLASS C SHARES. The public offering price for Class C shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "Class B Shares" above and "Redemption of Shares."

     CLASS B AND CLASS C SHARES. The Distributor compensates certain Agents for selling Class B and Class C shares at the time of purchase from its own assets. The proceeds of the CDSC and the distribution fee, in part, are used to defray these expenses.

     CLASS R SHARES. The public offering price for Class R shares is the NAV per share of that Class.

     DREYFUS TELETRANSFER PRIVILEGE. An investor may purchase shares by telephone or online if an investor has checked the appropriate box and supplied the necessary information on the Account Application or has filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and an investor's Fund account, which will subject the purchase order to a processing delay. Only a bank account maintained in a domestic financial institution, which is an Automated Clearing House ("ACH") member may be so designated.


     Dreyfus Teletransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the NYSE are open for regular business, Fund shares will be purchased at the public offering price determined on the next bank business day following such purchase order. If purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for regular business, or on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for regular business), Fund shares will be purchased at the public offering price determined on the second bank business day following such purchase order. To qualify to use Dreyfus TELETRANSFER Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TELETRANSFER Privilege." The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.


     REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

     IN-KIND PURCHASES. If the following conditions are satisfied, the Fund may, at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

     The basis of the exchange will depend upon the relative NAV of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call 1-800-554-4611.

     SHARE CERTIFICATES. Share certificates are issued upon written request only. No certificates are issued for fractional shares.

                         DISTRIBUTION AND SERVICE PLANS

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT."

     Class A, Class B, Class C and Class T shares are subject to a Distribution Plan and Class B, Class C and Class T shares are subject to a Service Plan.

     The SEC has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Company may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

     DISTRIBUTION PLAN--CLASS A SHARES. With respect to the Class A shares of the Fund, the Company has adopted a Distribution Plan pursuant to the Rule (the "Class A Plan"), whereby the Fund may pay a fee at the annual rate of up to 0.25% of the value of the Fund's average daily net assets attributable to Class A to compensate Mellon Bank and its affiliates (including, but not limited to, Dreyfus and the Distributor) for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares of the Fund. The Class A Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from the Fund to compensate Agents that have entered into Selling Agreements ("Agreements") with the Distributor. Under the Agreements, the Agents are obligated to provide distribution related services with regard to the Fund and/or shareholder services to the Agent's clients that own Class A shares of the Fund. The Board of Directors believes that there is a reasonable likelihood that the Class A Plan will benefit the Fund and the holders of its Class A shares.

     The Class A Plan provides that a report of the amounts expended under the Class A Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review at least quarterly. In addition, the Class A Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Class A Plan without approval of the Fund's shareholders, and that other material amendments of the Class A Plan must be approved by the vote of a majority of the Directors and of the Directors who are not "interested persons" (as defined in the 1940
Act) of the Company or the Distributor and who do not have any direct or indirect financial interest in the operation of the Class A Plan, cast in person at a meeting called for the purpose of considering such amendments. The Class A Plan is subject to annual approval by the entire Board of Directors and by the Directors who are neither interested persons (as defined in the 1940 Act) nor have any direct or indirect financial interest in the operation of the Class A Plan, by vote cast in person at a meeting called for the purpose of voting on the Class A Plan. The Class A Plan is terminable, as to the Fund's Class A shares, at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Class A Plan or by vote of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of such Class of the Fund.

     DISTRIBUTION AND SERVICE PLANS--CLASS B, CLASS C AND CLASS T SHARES. In addition to the above described current Class A Plan for Class A shares, the Board of Directors has adopted a Service Plan with respect to Class B, Class C and Class T shares of the Fund (the "Service Plan") under the Rule pursuant to which the Fund pays the Distributor a fee at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Class B, Class C and Class T for the provision of certain services to the holders of Class B, Class C and Class T shares, respectively. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and providing services related to the maintenance of such shareholder accounts. The Distributor may pay one or more Agents in respect of services for these Classes of shares. The Distributor determines the amounts, if any, to be paid to Agents under the Service Plan and the basis on which such payments are made. With regard to such services, each Agent is required to disclose to its clients any compensation payable to it by the Fund and any other compensation payable by its clients in connection with the investment of their assets in Class B, Class C and Class T shares.

     With respect to Class B and Class C shares of the Fund, the Board of Directors has also adopted a Distribution Plan pursuant to the Rule (the "Class B and Class C Plan") and a separate Distribution Plan pursuant to the Rule with respect to Class T shares of the Fund (the "Class T Plan"). Pursuant to the Class B and Class C Plan, the Fund pays the Distributor for distributing the Fund's Class B and Class C shares at an aggregate annual rate of 0.75% of the value of the Fund's average daily net assets attributable to Class B and Class
C. Pursuant to the Class T Plan, the Fund pays the Distributor for distributing the Fund's Class T shares at an annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Class T. The Distributor may pay one or more Agents in respect of advertising, marketing and other distribution services for Class T shares, and determines the amounts, if any, to be paid to Agents and the basis on which such payments are made. The Board of Directors believes that there is a reasonable likelihood that the Service Plan, the Class B and Class C Plan and the Class T Plan (each a "Plan" and collectively the "Plans") will benefit the Fund and the holders of Class B, Class C and Class T shares of the Fund.

     A quarterly report of the amounts expended under each Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, each Plan provides that it may not be amended to increase materially the cost which holders of Class B, Class C or Class T shares may bear pursuant to the Plan without the approval of the holders of such Classes and that other material amendments of the Plan must be approved by the Board of Directors and by the Directors who are not interested persons of the Company and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Plan. Each Plan may be terminated at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan or by vote of the holders of a majority of Class B, Class C and Class T shares, as applicable.

     An Agent entitled to receive compensation for selling and servicing the Fund's shares may receive different compensation with respect to one Class of shares over another. Potential investors should read this Statement of Additional Information in light of the terms governing Agreements with their Agents. The fees payable under each Plan described above are payable without regard to actual expenses incurred. The Fund and the Distributor may suspend or reduce payments under the Plans at any time, and payments are subject to the continuation of the Fund's Plans and the Agreements described above. From time to time, the Agents, the Distributor and the Fund may voluntarily agree to reduce the maximum fees payable under the Plans.


     For the fiscal year ended August 31, 2003, the Fund paid the Distributor, with respect to Class A shares, $163,198 in distribution fees pursuant to the Class A Plan.

     For the fiscal year ended August 31, 2003, the Fund paid the Distributor, with respect to Class B and Class C shares, $175,366 and $208,322, respectively, in distribution fees pursuant to the Class B and Class C Plan.

     For the fiscal year ended August 31, 2003, the Fund paid the Distributor, with respect to Class T shares, $1,736 in distribution fees pursuant to the Class T Plan.

     For the fiscal year ended August 31, 2003, the Fund paid the Distributor with respect to Class B, Class C and Class T shares, $58,455, $69,441 and $1,736, respectively, in service fees pursuant to the Service Plan.


                              REDEMPTION OF SHARES

     The following information supplements and should be read in conjunction with the sections in the fund's prospectus entitled "account policies," "services for fund investors," "instructions for regular accounts" and "instructions for iras."

     GENERAL. If an investor holds Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If an investor fails to specify the Class of shares to be redeemed or if an investor owns fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from an investor or an investor's Agent.

     The Fund imposes no charges (other than any applicable CDSC) when shares are redeemed. Agents or other institutions may charge their clients a fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current NAV.


     The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if an investor has purchased Fund shares by check, by Dreyfus Teletransfer Privilege or through Dreyfus-Automatic Asset Builder(R) and subsequently submits a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will reject requests to redeem shares by wire, telephone, online or pursuant to the Dreyfus Teletransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus Teletransfer purchase or the Dreyfus-Automatic Asset Builder(R) order against which such redemption is requested. These procedures will not apply if an investor's shares were purchased by wire payment, or if an investor otherwise has a sufficient collected balance in his or her account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received an investor's Account Application.


     PROCEDURES. An investor may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege, which is granted automatically unless the investor specifically refuses it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-554-4611. An investor also may redeem shares through the Wire Redemption Privilege or the Dreyfus Teletransfer Privilege if the investor has checked the appropriate box and supplied the necessary information on the Account Application or has filed a Shareholder Services Form with the Transfer Agent. If an investor is a client of certain Agents ("Selected Dealers"), the investor can also redeem Fund shares through the Selected Dealer. Other redemption procedures may be in effect for clients of certain Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs, or other retirement plans, and shares for which certificates have been issued, are not eligible for the Wire Redemption, Telephone Redemption or Dreyfus Teletransfer Privilege.

     The Telephone Redemption Privilege, the Wire Redemption Privilege, the Dreyfus Teletransfer Privilege, or Telephone Exchange Privilege authorizes the Transfer Agent to act on telephone instructions (including over The Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be the investor, or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

     During times of drastic economic or market conditions, an investor may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, an investor should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in an investor's redemption request being processed at a later time than it would have been if a telephone redemption option had been used. During the delay, the Fund's NAV may fluctuate.


     TELEPHONE OR ONLINE REDEMPTION PRIVILEGE. An investor may request by telephone or online that redemption proceeds (maximum $250,000 per day) be paid by check and mailed to the investor's address.

     WIRE REDEMPTION PRIVILEGE. By using this Privilege, an investor authorizes the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be the investor, or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt if the Transfer Agent receives the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to an investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

     DREYFUS TELETRANSFER PRIVILEGE. An investor may request by telephone or online that redemption proceeds (minimum $500 per day) be transferred between the investor's Fund account and the investor's bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in an investor's account at an ACH member bank ordinarily two days after receipt of the redemption request. Investors should be aware that if they have selected the Dreyfus Teletransfer Privilege, any request for a Dreyfus Teletransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. See "Purchase of Shares--Dreyfus Teletransfer Privilege."


     CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current NAV of an investor's Class B shares to an amount which is lower than the dollar amount of all payments by the investor for the purchase of Class B shares of the Fund held by the investor at the time of redemption. No CDSC will be imposed to the extent that the NAV of the Class B shares redeemed does not exceed (i) the current NAV of Class B shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the NAV of the investor's Class B shares above the dollar amount of all payments by the investor for the purchase of Class B shares held by such investor at the time of redemption.

     If the aggregate value of Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current NAV rather than the purchase price.

     In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time an investor purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      The following table sets forth the rates of the CDSC for Class B shares:

                                                       CDSC as a % of
Year Since                                           Amount Invested or
Purchase Payment                                    Redemption Proceeds
WAS MADE                                              (WHICHEVER IS LESS)

First .................................                     4.00
Second.................................                     4.00
Third..................................                     3.00
Fourth.................................                     3.00
Fifth..................................                     2.00
Sixth..................................                     1.00

     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

     For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the NAV had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

     For purposes of determining the applicable CDSC payable with respect to redemption of Class B shares of the Fund where such shares were acquired through exchange of Class B shares of another fund advised by Dreyfus, the year since purchase payment was made is based on the date of purchase of the original Class B shares of the fund exchanged.

     CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge--Class B Shares" above.

     WAIVER OF CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Retirement Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70-1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Fund's Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

     To qualify for a waiver of the CDSC, at the time of redemption an investor must notify the Transfer Agent or the investor's Agent must notify the Distributor. Any such qualification is subject to confirmation of the investor's entitlement.

     REDEMPTION THROUGH A SELECTED DEALER. If an investor is a customer of a Selected Dealer, the investor may make redemption requests to his or her Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the NYSE (usually 4:00 p.m., Eastern time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to an investor's account with the Selected Dealer.

     In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the NYSE on any regular business day and transmitted to the Distributor or its designee prior to the close of its business day (usually 5:15 p.m., Eastern time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

     REINVESTMENT PRIVILEGE. Upon written request, an investor may reinvest up to the number of Class A, Class B or Class T shares the investor has redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate the investor's account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A or Class T shares if such shares were subject to a CDSC, the investor's account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class A or Class B shares reinvested. The Reinvestment Privilege may be exercised only once.

     STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification.

     REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's securities are valued. If the recipient sells such securities, brokerage charges would be incurred.

     SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

                              SHAREHOLDER SERVICES

     The following information supplements and should be read in conjunction with the sections in the fund's prospectus entitled "account policies" and "services for fund investors."

     FUND EXCHANGES. An investor may purchase, in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in the investor's state of residence. Shares of the same Class of such funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

     A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

     B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.


     D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the purchased shares were acquired), without giving effect to any reduced loads, the difference may be deducted.


     E. Shares of funds subject to a CDSC exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds, and for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

     To accomplish an exchange under item D above, an investor's Agent acting on the investor's behalf must notify the Transfer Agent of his or her prior ownership of Fund shares and his or her account number.

     An investor also may exchange Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by Dreyfus. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Auto-Exchange Privilege, Dividend Sweep and the Automatic Withdrawal Plan.


     To request an exchange, an investor or the investor's Agent acting on his or her behalf must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless an investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. By using this privilege, an investor authorizes the Transfer Agent to act on telephonic and online instructions (including over The Dreyfus Express(R) voice response telephone or online system) from any person representing himself or herself to be the investor, or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of telephone or online exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.


     Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

     DREYFUS AUTO-EXCHANGE PRIVILEGE. Dreyfus Auto-Exchange Privilege permits an investor to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which the investor is a shareholder. This Privilege is available only for existing accounts. With respect to Class R shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected. Shares will be exchanged on the basis of relative NAV as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if his or her account falls below the amount designated to be exchanged under this Privilege. In this case, the investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.


     The right to exercise this Privilege may be modified or canceled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to the Dreyfus Family of Funds, P.O. Box 55268, Boston, Massachusetts 02205-8502. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds in the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800-554-4611.


     Fund Exchanges and Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations. The exchange of shares of one fund for shares of another is treated for federal income tax purposes as a sale of shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss.


     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611, or visiting the Dreyfus.com website. The Company reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having certain identical identifying designations. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.


     DREYFUS-AUTOMATIC ASSET BUILDER(R). Dreyfus-Automatic Asset Builder permits an investor to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by the investor. Fund shares are purchased by transferring funds from the bank account designated by the investor.

     DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables an investor to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into the investor's Fund account. An investor may deposit as much of such payments as the investor elects.

     DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits an investor to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon an employer's direct deposit program, the investor may have part or all of a payment transferred to an existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, an investor must file an authorization form with his or her employer's payroll department. The investor's employer must complete the reverse side of the form and return it to The Dreyfus Family of Funds, P.O. Box 55268, Boston, Massachusetts 02205-8502. An investor may obtain the necessary authorization form by calling 1-800-554-4611. An investor may change the amount of purchase or cancel the authorization only by written notification to the investor's employer. It is the sole responsibility of the investor's employer, not the Distributor, the investor's Agent, Dreyfus, the Fund, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for this Privilege.

     DREYFUS STEP PROGRAM. Holders of the Fund's Class A shares since April 14, 2002, who had enrolled in Dreyfus Step Program may continue to purchase Class A shares without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. Participation in this Program may be terminated by the shareholder at any time by discontinuing participation in Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund reserves the right to redeem an investor's account if the investor has terminated his or her participation in the Program and the NAV of the investor's account is $500 or less. See "Account Policies-General Policies" in the Fund's Prospectus. The Fund may modify or terminate this Program at any time. The Dreyfus Step Program is not available to open new accounts in any Class of the Fund.

     DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows an investor to invest automatically his or her dividends or dividends and capital gain distributions, if any, from the Fund in shares of the same or comparable Class of another fund in the Dreyfus Premier Family of Funds, shares of the same or comparable Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, in Class A shares of certain Dreyfus-Premier fixed-income funds, of which the investor is a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative NAV per share as follows:

         A. Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

         B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.


         C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by a fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.


         D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

     Dreyfus Dividend ACH permits an investor to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

     AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits an investor to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if the investor has a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, the investor's shares will be reduced and eventually may be depleted. The Automatic Withdrawal may be terminated at any time by the investor, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

     No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC. Withdrawals of Class A and Class T shares subject to a CDSC and Class C shares under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A and Class T shares where the sales load is imposed concurrently with withdrawals of Class A and Class T shares generally are undesirable.

     Certain Retirement Plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.

     LETTER OF INTENT--CLASS A AND CLASS T SHARES. By signing a Letter of Intent form, you become eligible for the reduced sales load on purchases of Class A and Class T shares based on the total number of shares of Eligible Funds (as defined under "Right of Accumulation" above) purchased by you and any related "purchaser" (as defined above) in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. Shares of any Eligible Fund purchased within 90 days prior to the submission of the Letter of Intent may be used to equal or exceed the amount specified in the Letter of Intent. A minimum initial purchase of $5,000 is required. You can obtain a Letter of Intent form by calling 1-800-554-4611.

     Each purchase you make during the 13-month period (which begins on the date you submit the Letter of Intent) will be at the public offering price applicable to a single transaction of the aggregate dollar amount you select in the Letter of Intent. The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent, which may be used for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. When you fulfill the terms of the Letter of Intent by purchasing the specified amount the escrowed amount will be released and additional shares representing such amount credited to your account. If your purchases meet the total minimum investment amount specified in the Letter of Intent within the 13-month period, an adjustment will be made at the conclusion of the 13-month period to reflect any reduced sales load applicable, to shares purchased during the 90-day period prior to submission of the Letter of Intent. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, the offering price of the shares you purchased (including shares representing the escrowed amount) during the 13-month period will be adjusted to reflect the sales load applicable to the aggregate purchases you actually made (which will reduce the number of shares in your account), unless you have redeemed the shares in your account, in which case the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares of the Fund held in escrow to realize the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made and any remaining shares will be credited to your account. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current NAV plus the applicable sales load in effect at the time such Letter of Intent was submitted.


     RETIREMENT PLANS AND IRAS. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and Rollover IRAs), Coverdell Education Savings Accounts and 403(b)(7) Plans. Plan support services also are available.

     If an investor wishes to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan, an IRA, including a SEP-IRA, or a Coverdell Education Savings Account, the investor may request from the Distributor forms for adoption of such plans.

     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans, IRAs or Coverdell Education Savings Accounts may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.


     Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

     Each investor should read the prototype retirement plan and the appropriate form of Custodial Agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

        ADDITIONAL INFORMATION ABOUT PURCHASES, EXCHANGES AND REDEMPTIONS


     The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four purchases/redemptions or exchanges (so called roundtrips) during any twelve-month period or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.


     During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

                        DETERMINATION OF NET ASSET VALUE

     The following information supplements and should be read in conjunction with the section in the fund's prospectus entitled "account policies."


     VALUATION OF PORTFOLIO SECURITIES. The Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Where market quotations are not readily available, the Fund's investments are valued based on fair value as determined in good faith by the Board. The value of debt securities may be determined by an independent pricing service approved by the Board and are valued at fair value as determined by the pricing services. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by Dreyfus. If the Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Short-term investments may be carried at amortized cost, which approximates value. Expenses and fees, including the management fee and fees pursuant to the Plans are accrued daily and taken into account for the purpose of determining the NAV of the Fund's shares. Because of the differences in operating expenses incurred by each Class, the per share asset value of each Class will differ.

     Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by a pricing service approved by the Board, or are determined by the Company not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the Company to have changed the value of the security), are valued at fair value as determined in good faith based on procedures approved by the Company's Board. The valuation of a security based on fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Restricted securities which are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at such market value less the same percentage discount at which the restricted securities were purchased. This discount will be revised periodically by the Board if the Board members believe that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.


     NYSE CLOSINGS. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES


     Dreyfus believes that the Fund has qualified for treatment as a "regulated investment company" under the Code for its most recent taxable year. The Fund intends to continue to so qualify if such qualification is in the best interest of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on its net investment income and net realized gains to the extent such income and gains are distributed to its shareholders. To qualify for treatment as a regulated investment company, the Fund must distribute each taxable year at least 90% of its investment company taxable net income (consisting of net investment income, the excess of net short-term capital gain over net long -term capital loss and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) to its shareholders and meet certain asset diversification and other requirements. If the Fund does not qualify for treatment as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     If you elect to receive dividends and other distributions in cash, and check therefore is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such distributions and all future distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Any dividend or other distribution paid shortly after your purchase may have the effect of reducing the aggregate net asset value of your shares below the cost of your investment. Such a distribution would be a return of investment in an economic sense, although taxable as stated in the Fund's Prospectus. In addition, if a shareholder holds shares of the Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

     In general, dividends (but not capital gain distributions) paid by the Fund to U.S. individual shareholders may be eligible for the 15% maximum federal income tax rate to the extent that the Fund's income consists of dividends paid by U.S. corporations and certain foreign corporations on shares that have been held by the Fund for at least 61 days during the 120-day period commencing 60 days before the shares become ex-dividend and with respect to which the Fund satisfies certain other requirements. In order to be eligible for that maximum rate, the shareholder must have held his or her shares in the Fund for at least 61 days during the 120-day period commencing 60 days before the Fund shares become ex-dividend. Additional restrictions on an individual shareholder's qualification for the preferential rate may apply.

     In general, dividends (but not capital gain distributions) paid by the Fund to U.S. corporate shareholders may be eligible for the dividends received deduction to the extent that the Fund's income consists of dividends paid by U.S. corporations on shares that have been held by the Fund for at least 46 days during the 90-day period commencing 45 days before the shares become ex-dividend and with respect to which the Fund satisfies certain other requirements. In order to claim the dividends received deduction, the shareholder must have held its shares in the Fund for at least 46 days during the 90-day period commencing 45 days before the Fund shares become ex-dividend. Additional restrictions on a corporate shareholder's ability to claim the dividends received deduction apply.

     Distributions to you of the Fund's net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of how long you have held your Fund shares, and also are subject to a 15% maximum federal income tax rate for individual shareholders to the extent the distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, through its last taxable year beginning before January 1, 2009. In addition, any capital gain an individual shareholder recognizes on a redemption or exchange during that period of his or her Fund shares that have been held for more than one year will qualify for that maximum rate.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies and non-U.S. dollar denominated securities (including debt instruments and certain forward contracts and options) may be treated as ordinary income or loss. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

     Gain or loss, if any, realized by the Fund from certain foreign currency forward contracts and futures and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any
Section 1256 contracts remaining open at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

     Offsetting positions held by the Fund involving certain actively traded futures or forward contracts or options may be considered, for tax purposes, to constitute "straddles." To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund on a straddle position may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute "mixed straddles." The Fund may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

     If the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

     If the Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury Department has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

     Investment by the Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations, could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification for treatment as a regulated investment company. In such case, the Fund may have to dispose of securities, which it might otherwise have continued to hold, in order to generate cash to satisfy the distribution requirements.

     If the Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of Federal income taxes (and interest thereon) on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities held beyond the end of the Fund's taxable year generally will be treated as ordinary income.


                             PORTFOLIO TRANSACTIONS


     GENERAL. Dreyfus and Sarofim & Co. assume general supervision over the placement of securities buy and sell orders on behalf of the funds they manage. In choosing brokers, Dreyfus evaluates the ability of the broker to execute the particular transaction (taking into account the market for the stock and the size of the order) at the best combination of price and quality of execution. In selecting brokers no factor is necessarily determinative, and seeking to obtain best execution for all trades takes precedence over all other considerations. Brokers are selected after a review of relevant criteria, which may include: the actual price to be paid for the shares; the broker's knowledge of the market for the particular stock; the broker's reliability; the broker's integrity or ability to maintain confidentiality; the broker's research capability; commission rates; the broker's ability to ensure that the shares will be delivered on settlement date; the broker's ability to handle specific orders of various size and complexity; the broker's financial condition; the broker's willingness to commit capital; and the broker's infrastructure and operational capabilities. At various times and for various reasons, certain factors will be more important than others in determining which broker to use.


     Dreyfus has adopted written trade allocation procedures for its equity trading desks. Under the procedures, portfolio managers and the trading desks ordinarily will seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one account. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. Generally, bunched trades will be allocated among the participating accounts based on the number of shares designated for each account on the trade order. If securities available are insufficient to satisfy the requirements of the participating accounts, available securities generally are allocated among accounts pro rata, based on order sizes. In the case of debt securities, the pro rata allocation is based on the accounts' asset sizes. In allocating trades made on a combined basis, the trading desk seeks to achieve the same net unit price of the securities for each participating account. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the trade allocation procedures allow the allocation of securities on a basis other than pro rata. For example, adjustments may be made to eliminate de minimis positions, to give priority to accounts with specialized investment policies and objectives or to consider the unique characteristics of certain accounts (e.g., available cash, industry or issuer concentration, duration, credit exposure).


     Dreyfus or Sarofim & Co. may deem it appropriate for one of their accounts to sell a security while another of their accounts is purchasing the same security. Under such circumstances, they may arrange to have the purchase and sale transaction effected directly between their accounts ("cross transactions"). Although Sarofim & Co. currently has a policy of not engaging directly in cross transactions, the Fund does have the ability to effect such transactions. Cross transactions will be effected pursuant to procedures adopted under Rule 17a-7 under the 1940 Act.

     The Company contemplates that, consistent with the policy of obtaining prompt execution of orders at the most favorable net price, brokerage transactions may be conducted through Dreyfus or its affiliates. The Company's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure all brokerage commissions paid to Dreyfus or its affiliates are reasonable and fair.

     In connection with its portfolio securities transactions for the fiscal years ended August 31, 2001, 2002 and 2003, the Fund paid brokerage commissions amounting to $8,314, $23,516 and $131,940, respectively, and there were no concessions related to such transactions.

     During the fiscal years ended August 31, 2001, 2002 and 2003, the Fund paid an affiliate of Dreyfus brokerage commission of $292, $1,296 and $0, respectively. During such years, this amounted to approximately 7%, 9%, and 0%, respectively, of the aggregate dollar volume of transactions for which the Fund paid brokerage commissions.

     IPO ALLOCATIONS. Dreyfus has adopted IPO procedures that require portfolio managers, including the Fund's portfolio managers whom are employed by Sarofim & Co., seeking to participate in an IPO to use reasonable efforts to indicate their interest in the IPO, in writing, to Dreyfus's Equity Trading Desk at least 24 hours before the pricing of the shares offered in the IPO. Generally, the number of shares requested by a portfolio manager must be limited to the number of IPO shares, which, if received, would not exceed a position that is .50% greater than the fund's average equity position.

     Portfolio managers may specify a minimum number of shares deemed to be an adequate allocation for a fund, and will not receive an allocation of less than the number of shares so specified. Portfolio managers must accept an allocation that is equal to or greater than the minimum number of shares requested, but are not required to accept shares in excess of the amount requested. Any de minimis adjustment may result in larger funds participating in IPOs to a lesser extent than smaller funds.

     A portfolio manager who indicates an interest in participating in an IPO on behalf of less than all of the funds under his or her management must explain why shares are not being requested on behalf of each non-participating fund.

     Based on the indications of interest, the Equity Trading Desk establishes an appropriate order size for each fund. In establishing the appropriate order sizes, the following factors may be considered: (i) the number of shares requested for each fund; (ii) the relative size of each fund; (iii) each fund's investment objectives, style and portfolio composition; and (iv) any other factors relevant to achieving a fair and equitable allocation among funds.

     If there are insufficient securities to satisfy all orders, allocations are generally made among participating funds pro rata on the basis of each fund's order size. Allocations may deviate from a strict pro rata allocation if the Chief Investment Officer or his designee determines that it is fair and equitable to allocate on other than a pro rata basis.

     Certain funds or groups of funds (each a "Rotational Group") may participate in IPOs on a rotational basis. Each Rotational Group participates in an IPO based on a pre-determined sequential order and only one Rotational Group may participate in a particular IPO. Shares allocated to a Rotational Group generally are re-allocated pro rata to the funds in the group based on the order size as determined by the Equity Trading Desk.


     SOFT DOLLARS. Subject to the policy of seeking the best combination of price and execution, the Fund may execute transactions with brokerage firms that provide, along with brokerage services, research services as defined in Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) provides a "safe harbor" to investment managers who use commission dollars of their advised accounts to obtain investment research and brokerage services and products. These arrangements are often called soft dollar arrangements. Research and brokerage services and products that provide lawful and appropriate assistance to the manager in performing investment decision-making responsibilities fall within the safe harbor.

     The services and products provided under these arrangements permit Dreyfus to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms.

     Some of the research products or services received by Dreyfus may have both a research function and a non-research administrative function (a "mixed use"). If Dreyfus determines that any research product or service has a mixed use, Dreyfus will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that is determined to assist in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by Dreyfus in hard dollars. Any such allocation may create a conflict of interest for Dreyfus.

     Dreyfus generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and each attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the research services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind Dreyfus to compensate the selected brokerage firm for research provided. Dreyfus endeavors to direct sufficient commissions to broker/dealers that have provided them with research to ensure continued receipt of research they believe is useful. Actual brokerage commissions received by a broker/dealer may be more or less than the suggested allocations.

     Dreyfus may receive a benefit from the research services and products that are not passed on to the Fund in the form of a direct monetary benefit. Further, research services and products may be useful to Dreyfus in providing investment advice to any of the funds or clients it advises. Likewise, information made available to Dreyfus from brokerage firms effecting securities transactions for the Fund may be utilized on behalf of another fund or client. Thus, there may be no correlation between the amount of brokerage commissions generated by the Fund and the indirect benefits received by the Fund.


     The aggregate amount of transactions for the fiscal year ended August 31, 2003 in securities effected on an agency basis through a broker dealer in consideration of, among other things, research services provided was $30,748,552 and the commissions and concessions related to such transactions was $35,471.


     PORTFOLIO TURNOVER. Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Advisers will not be deterred from changing the Fund's investment strategy as rapidly as needed, in which case turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by Dreyfus based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.


     REGULAR BROKER-DEALERS. A Fund may execute transactions with one or more of its "regular brokers or dealers", as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or
(iii) sold the largest dollar amount of the Fund's securities. For the fiscal year ended August 31, 2003, the fund did not acquire securities of its regular brokers or dealers.

      SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES OF THE
                            DREYFUS FAMILY OF FUNDS

     The Board of each fund in the Dreyfus Family of Funds has delegated to Dreyfus the authority to vote proxies of companies held in the fund's portfolio. Dreyfus, through its participation on the Mellon Proxy Policy Committee (the "MPPC") applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

     Dreyfus recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment's adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

     Dreyfus seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

     All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated and necessary to reflect new issues and any changes in Mellon's or Dreyfus' policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the MPPC weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

     When evaluating proposals, the MPPC recognizes that the management of a publicly held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with a short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters, which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

     On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issues, including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

     In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally voted against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

                             PERFORMANCE INFORMATION


     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE."

     Effective April 15, 2003, the Fund changed its investment objective from seeking long-term capital appreciation consistent with minimizing realized capital gains and taxable current income to its current objective of seeking long-term capital appreciation. Performance data prior to that date reflects the Fund's prior goal.

     The average annual total returns (expressed as a percentage) for Class A, Class B, Class C, Class R and Class T shares of the Fund for the periods noted were:


                                            Average Annual Total Return for
                                            the Period Ended August 31, 2003
                                                1 YEAR      SINCE INCEPTION
  Class A1
     Returns before taxes                       (4.75)%         (0.13)%

     Returns after taxes on distributions       (4.85)%         (1.83)%

     Returns after taxes on distributions       (3.10)%         (1.38)%
     and sale of Fund shares

  Class B2
     Returns before taxes                       (3.74)%         (11.81)%

  Class C2
     Returns before taxes                       (0.75)%         (9.17)%

  Class R2
     Returns before taxes                        1.26%          (8.30)%

  Class T2
     Returns before taxes                       (3.77)%         (11.75)%

  (1)   Inception date:  September 30, 1998
  (2)   Inception date:  April 15, 2002

     The foregoing chart assumes, where applicable, deduction of the maximum sales load from the hypothetical initial investment at the time of purchase and the assessment of the maximum CDSC.


     Average annual total return is calculated by determining the ending redeemable value of an investment purchased at NAV (maximum offering price in the case of Class A or Class T) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n" th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. A Class' average annual total return figures calculated in accordance with such formula assume that in the case of Class A or Class T, the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or in the case of Class B or Class C, the maximum applicable CDSC has been paid upon redemption at the end of the period.


     The aggregate total return (expressed as a percentage) for the Fund's Class A shares for the period September 30, 1998 (commencement of operations) through August 31, 2003 was 5.39% without giving effect to the sales load, and (0.65)% giving effect to the maximum applicable sales load from the hypothetical investment at the time of purchase, although no sales load was applicable to Class A shares until April 15, 2002. The aggregate total return (expressed as a percentage) for the Fund's Class B and Class C shares for the period April 15, 2002 (commencement of initial offering) through August 31, 2003 was (12.43)% and (12.44)%, respectively, without giving effect to the maximum applicable CDSC, and (15.92)% and (12.44)%, respectively, giving effect to the maximum applicable CDSC to each hypothetical investment. The aggregate total return (expressed as a percentage) for the Fund's Class R shares for the period April 15, 2002 (commencement of initial offering) through August 31, 2003 was (11.27)%. The aggregate total return (expressed as a percentage) for the Fund's Class T shares for the period April 15, 2002 (commencement of initial offering) through August 31, 2003 was (11.87)% without giving effect to the sales load, and (15.84)% giving effect to the maximum applicable sales load from the hypothetical investment at the time of purchase.


     Aggregate total return is calculated by subtracting the amount of the Fund's net asset value (maximum offering price in the case of Class A or Class
T) per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period and any applicable CDSC), and dividing the result by the net asset value (maximum offering price in the case of Class A or Class T) per share at the beginning of the period. Aggregate total return also may be calculated based on the NAV per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A or Class T shares or without giving effect to any applicable CDSC at the end of the period for Class B or Class C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A or Class T shares or any applicable CDSC with respect to Class B or Class C shares, which, if reflected, would reduce the performance quoted.

     Performance information for the Fund may be compared, in reports and promotional literature, to indexes including, but not limited to: (i) the Standard & Poor's 500 Composite Stock Price Index, (ii) the Russell 1000 Index, the Dow Jones Industrial Average, or other appropriate unmanaged domestic or foreign indices of performance of various types of investments so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the securities markets in general; (iii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iv) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in the Fund; and (v) products managed by a universe of money managers with similar performance objectives. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses.


     From time to time, the after-tax returns of the Fund may be advertised or otherwise reported. The formula for computing after-tax returns assumes an initial one-time investment of $1,000 and the deduction of the maximum sales load and other charges from this initial investment. After-tax returns (including those reflecting Fund distributions and/or redemption of Fund shares) are calculated using the then-current highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions are computed assuming a complete sale of Fund shares at the end of the period and reflect reinvested amounts. The formula assumes that the taxable amount and tax character of each distribution are as specified by the Fund on the dividend declaration date, adjusted to reflect subsequent recharacterizations, and ignores the effect of either the alternative minimum tax or phaseouts of certain tax credits, exemptions, and deductions for taxpayers whose adjusted gross income is above a specified amount.


     From time to time, advertising materials for the Fund may include (i) biographical information relating to its portfolio managers, including honors or awards received, and may refer to or include commentary by the Fund's portfolio managers relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors; (ii) information concerning retirement and investing for retirement, including statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market; (iii) the approximate number of then current Fund shareholders; (iv) Lipper ratings, including Lipper Leader Ratings, or Morningstar ratings and related analysis supporting the ratings; (v) discussions of the risk and reward potential of the securities markets and its comparative performance in the overall securities markets; (vi) information concerning the after-tax performance of the Fund, including comparisons to the after-tax and pre-tax performance of other investment vehicles and indexes and comparisons of after-tax and pre-tax performance of the Fund to such other investments; and
(vii) a discussion of portfolio management strategy and/or portfolio composition.

     From time to time, mass media articles published about the Fund may be reprinted and redistributed to advertise the Fund. These article reprints may discuss any aspect of the Fund's management or operation, including the Fund's portfolio holdings, purchases and sales, performance, or fees and expenses, as well as portfolio management strategy and general market and economic commentary from either the portfolio manager or the author of the article. They also may present the publisher's assessment of the Fund relative to other funds in the industry or the Fund's asset class or category.


     From time to time, advertising materials may refer to studies performed by Dreyfus or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Gender Investment Comparison Study (1996 & 1997)" or other such studies.


     From time to time, advertising materials for the Fund may refer to the number of stocks analyzed by Dreyfus or Sarofim & Co.

                       INFORMATION ABOUT THE FUND/COMPANY

     The following information supplements and should be read in conjunction with the section in the fund's prospectus entitled "the fund."

     The Company has an authorized capitalization of 25 billion shares of $0.001 par value stock. Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. The Fund is one of sixteen portfolios of the Company. Fund shares have no preemptive or subscription rights and are freely transferable.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio, or, where matters affect different classes of a portfolio differently, by class.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

     The Fund will send annual and semi-annual financial statements to all of its shareholders.

                        COUNSEL AND INDEPENDENT AUDITORS

     Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.


     KPMG LLP, 757 Third Avenue, New York, New York 10017, was appointed by the Directors to serve as the Fund's independent auditors for the year ending August 31, 2004, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed on behalf of the Fund.






                                          APPENDIX

                                     Rating Categories

     Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), and Fitch Ratings ("Fitch"):

S&P

LONG-TERM

AAA
An obligation rated `AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated `CC' is currently highly vulnerable to nonpayment.

C
A subordinated debt or preferred stock obligation rated `C' is currently highly vulnerable to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D
An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

R
The symbol `r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.
The designation `N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from `AA' to `CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

SHORT-TERM

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

COMMERCIAL PAPER

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3
Issues carrying this designation have an adequate capacity for timely payment. The are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B
Issues rated B are regarded as having only speculative capacity for timely payment.

C
This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D
Debt rated `D' is payment default. The `D' rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

MOODY'S

LONG-TERM

AAA
Bonds rated `Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA
Bonds rated `Aa' are judged to be of high quality by all standards.
Together with the `Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in `Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the `Aaa' securities.

A
Bonds rated `A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA
Bonds rated `Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA
Bonds rated `Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds rated `B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA
Bonds rated `Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA
Bonds rated `Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C
Bonds rated `C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from `Aa' through `Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      Leading market positions in well-established industries.

      High rates of return on funds employed.

      Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MIG/VMIG--U.S. SHORT-TERM

Municipal debt issuance ratings are designated as Moody's Investment Grade
(MIG) and are divided into three levels -- MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.


MIG 2/VMIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

FITCH

LONG-TERM INVESTMENT GRADE

AAA

Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. `A' ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

LONG-TERM SPECULATIVE GRADE

BB

Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C
High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. `CC' ratings indicate that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. `DD' ratings indicate potential recoveries in the range of 50% - 90% and `D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect of repaying all obligations.

SHORT-TERM

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1
HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2
GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3
FAIR CREDIT QUALITY. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B
SPECULATIVE. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C
HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.


D
DEFAULT.  Denotes actual or imminent payment default.

`NR' indicates that Fitch does not rate the issuer or issue in question.

     Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1.'





                               THE DREYFUS/LAUREL FUNDS, INC.
                             (formerly, The Laurel Funds, Inc.)

                                          PART C.
                                     OTHER INFORMATION

Item 23.    Exhibits
_______     __________


A(1) Articles of Incorporation dated July 31, 1987. Incorporated by reference to
     Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 41").

A(2) Articles Supplementary dated October 15, 1993 increasing authorized capital stock. Incorporated by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A ("Post Effective Amendment No.39").

A(3) Articles of Amendment dated March 31, 1994. Incorporated by reference to Post-Effective Amendment No. 41.

A(4) Articles Supplementary dated March 31, 1994 reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

A(5) Articles Supplementary dated May 24, 1994 designating and classifying shares. Incorporated by reference to Post-Effective Amendment No. 39.

A(6) Articles of Amendment dated October 17, 1994. Incorporated by reference to
     Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 31").

A(7) Articles Supplementary dated December 19, 1994 designating classes.
     Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No.32").

A(8) Articles of Amendment dated June 9, 1995. Incorporated by reference to Post-Effective Amendment No. 39.

A(9) Articles of Amendment dated August 30, 1995. Incorporated by reference to Post-Effective Amendment No. 39.

A(10) Articles Supplementary dated August 31, 1995 reclassifying shares.
      Incorporated by reference to Post-Effective Amendment No. 39.

A(11) Articles of Amendment dated October 31, 1995 designating and classifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

A(12) Articles of Amendment dated November 22, 1995 designating and reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

A(13) Articles of Amendment dated July 15, 1996. Incorporated by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 53").

A(14) Articles of Amendment dated February 27, 1997. Incorporated by reference to Post-Effective Amendment No. 53.

A(15) Articles of Amendment dated August 13, 1997.  Incorporated by reference to
      Post-Effective Amendment No. 53.

A(16) Articles of Amendment dated October 30, 1997. Incorporated by reference to
      Post-Effective Amendment No. 56 to the Registrant's Registration Statement on form N-1A.

A(17) Articles of Amendment dated March 25, 1998. Incorporated by reference to
      Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A.

A(18) Articles of Amendment dated July 30, 1998.  Incorporated by reference to
      Post-Effective Amendment No. 67.

A(19) Articles of Supplementary dated August 9, 1999. Incorporated by reference to Post-Effective Amendment No. 76.

A(20) Articles of Supplementary dated March 15, 1999. Incorporated by reference to Post-Effective Amendment No. 76.

A(21) Articles of Amendment dated March 15, 1999. Incorporated by reference to
      Post-Effective Amendment No. 76.

A(22) Articles of Amendment dated January 31, 2002. Incorporated by reference to
      Post-Effective Amendment No 83.

A(23) Articles of Supplementary dated January 31, 2002. Incorporated by reference to Post-Effective Amendment No 83.

B     Bylaws.  Incorporated by reference to Pre-Effective Amendment No. 53.

D(1) Form of Investment Management Agreement between Mellon Bank, N.A. and the Registrant. Incorporated by reference to Post-Effective Amendment No. 41.

D(2) Assignment and Assumption Agreement among Mellon Bank, N.A., The Dreyfus Corporation and the Registrant (relating to Investment Management Agreement). Incorporated by reference to Post-Effective Amendment No. 31.

D(3) Amended Exhibit A to Investment Management Agreement between Mellon Bank, N.A. and the Registrant. Incorporated by reference to Post-Effective Amendment No. 67.

D(4) Sub-Investment Advisory Agreement between The Dreyfus Corporation and
     Fayez Sarofim & Co. with respect to Dreyfus Tax-Smart Growth Fund. Incorporated by reference to Post-Effective Amendment No. 67.

D(5) Sub-Investment Advisory Agreement between the Dreyfus Corporation and Fayez
     Sarofim & Co. with respect to Dreyfus Premier Tax Managed Growth Fund. Incorporated by reference to Post-Effective Amendment No. 76.

E(1) Form of Distribution Agreement. Incorporated by reference to Post-Effective
     Amendment No. 77.

F     Not Applicable.

G Form of Custody Agreement between the Registrant and Mellon Bank, N.A. Incorporated by reference to Post-Effective Amendment No. 79.

H     Not Applicable.

I(1) Opinion of counsel. Incorporated by reference to the Registration
     Statement and to Post-Effective Amendment No. 32 and Post-Effective Amendment No. 56 and Post-Effective Amendment No. 67.


I(2)  Consent of Counsel.  Filed herewith.

J     Consent of KPMG LLP.  Filed herewith.


K Letter of Investment Intent. Incorporated by reference to the Registration Statement.

M(1) Amended and Restated Distribution Plan (relating to Investor Class
     Shares and Class A Shares) for Dreyfus Bond Market Index Fund, Dreyfus Money Market Reserves, Dreyfus Municipal Reserves, Dreyfus U.S. Treasury Reserves, Dreyfus Premier Balanced Fund, Dreyfus Premier Limited Term Income Fund, Dreyfus Premier Small Company Stock Fund, Dreyfus Disciplined Intermediate Bond Fund, Dreyfus Premier Small Cap Value Fund, Dreyfus Premier Tax Managed Growth Fund, Dreyfus Premier Midcap Stock Fund and Dreyfus Premier-Large Company Stock Fund. Incorporated by reference to Post-Effective Amendment No. 77.

M(2) Restated Distribution Plan for Dreyfus Disciplined Stock Fund
     Incorporated by reference to Post-Effective Amendment No. 61 to the Registrant's Registration Statement ("Post-Effective Amendment No. 61").

M(3) Amended and Restated Distribution Plan (relating to Class A shares) for Dreyfus Premier Core Equity Fund. Incorporated by reference to Post-Effective Amendment No. 81.

M(4) Distribution Plan (relating to Class B and Class C shares) for Dreyfus
     Premier Balanced Fund, Dreyfus Premier Small Company Stock Fund, Dreyfus Premier Limited Term Income Fund, Dreyfus Premier Small Cap Value Fund, Dreyfus Premier Tax Managed Growth Fund, Dreyfus Premier Midcap Stock Fund, Dreyfus Premier Large Company Stock Fund and Dreyfus Premier Core Equity Fund. Incorporated by reference to Post-Effective Amendment No. 81.

M(5) Revised Distribution Plan (relating to Class T shares) for Dreyfus
     Premier Tax Managed Growth Fund, Dreyfus Premier Large Company Stock Fund, Dreyfus Premier Small Company Stock Fund, Dreyfus Premier Midcap Stock Fund, Dreyfus Premier Balanced Fund, Dreyfus Premier Small Cap Value Fund and Dreyfus Premier Core Equity Fund. Incorporated by reference to Post-Effective Amendment No. 81.

M(6) Amended and Restated Service Plan (relating to Class B, Class C and
     Class T shares) for Dreyfus Premier Large Company Stock Fund, Dreyfus Premier Small Company Stock Fund, Dreyfus Premier Midcap Stock Fund, Dreyfus Premier Balanced Fund, Dreyfus Premier Tax Managed Growth Fund, Dreyfus Premier Small Cap Value Fund, Dreyfus Premier Core Equity Fund and (relating to Class B and Class C shares) Dreyfus Premier Limited Term Income Fund. Incorporated by reference to Post-Effective Amendment No. 81.

M(7) Amended and Restated Shareholder Servicing Plan for Dreyfus
     Institutional Government Money Market Fund, Dreyfus Institutional Prime Money Market Fund and Dreyfus U.S. Treasury Money Market Fund. Incorporated by reference to Post-Effective Amendment No. 77.

N(1) Rule 18f-3 Plans. Incorporated by reference to Post-Effective
     Amendment No. 61.

N(2) Amended Rule 18f-3 Plans. Incorporated by reference to Post-Effective
     Amendment No. 76.

N(3) Amended Rule 18f-3 Plans. Incorporated by reference to Post-Effective
     Amendment No. 81.


N(4)  Amended Rule 18f-3 Plans.  Filed herewith.

P(1)  Code of Ethics adopted by the Registrant. Filed herewith.


P(2) Code of Ethics adopted by the Sub-Investment Adviser to the Registrant. Incorporated by reference to Post-Effective Amendment No. 77.

Other Exhibits

(1) Power of Attorney of Stephen E. Canter and James Windels dated November 15, 2001. Incorporated by reference to Post-Effective Amendment No. 79.

(2) Power of Attorney of the Directors dated March 16, 2000. Incorporated by reference to Post-Effective No. 84.

(3)  Assistant Secretary's Certificate dated December 19, 2003.  Filed herein.


Item 24. Persons Controlled by or Under Common Control with Registrant

      Not Applicable.

Item 25. Indemnification

(a) Subject to the exceptions and limitations contained in Section (b) below:

(i) every person who is, or has been a Director or officer of the Registrant (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof;

(ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)  No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Registrant or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Funds; or

(ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

(A) by the court or other body approving the settlement;

(B) by at least a majority of those Directors who are neither interested persons of the Registrant nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Directors, or by independent counsel.

(c) The Registrant may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Registrant would have the power to indemnify him against such liability. The Registrant would have the power to indemnify him against such liability. The Registrant may not acquire or obtain a contract for insurance that protects or purports to protect any Covered Person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph
(a) above may be paid by the appropriate Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Series if it is ultimately determined that he is not entitled to indemnification hereunder; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments or (iii) either a majority of the Directors who are neither interested persons of the funds nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification hereunder.


Item 26. Business and Other Connections of the Investment Adviser

Investment Adviser - The Dreyfus Corporation

     The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.



ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)

                OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                 DATES

STEPHEN R. BYERS                   Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director, Vice Chairman, and                                             President                     9/02 - 11/02
Chief Investment Officer
                                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present

                                   Founders Asset Management,            Member, Board of Managers     6/02 - Present
                                   LLC****

                                   Dreyfus Investment Advisors,          Chief Investment Officer      2/02 - Present
                                   Inc. ++                               and Director

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                    Vice Chairman                 6/01 - Present
Chief Operating Officer
                                   Standish Mellon Asset Management      Board Manager                 7/03 - Present
                                   Company, LLC*

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - 7/03

                                   Dreyfus Investment                    Chairman of the Board         1/97 - 2/02
                                   Advisors, Inc.++                      Director                      5/95 - 2/02
                                                                         President                     5/95 - 2/02

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - 7/03
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   TBCAM Holdings, LLC*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of              12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

J. CHARLES CARDONA                 Dreyfus Investment Advisors,          Chairman of the Board         2/02 - Present
Director and Vice Chairman         Inc.++

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Service Corporation++         Executive Vice President      2/97 - Present
                                                                         Director                      8/00 - Present

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                      12/94 - Present
Vice Chairman

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation +        Vice Chairman                 9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director        2/99 - Present
                                   Inc.
                                   Medford, MA

                                   TBC Securities Co., Inc.              President and Director        2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc. *            Chairman & CEO                1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                1/99 - Present
                                   Company*

                                   Mellon Private Trust Co., N.A.        Chairman                      4/97 - 8/00
                                   2875 Northeast 191st Street,          Director                      4/97 - 8/00
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                      10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee Member    8/98 - Present

                                   Mellon Bank, N.A. +                   Vice Chairman                 8/01 - Present
                                                                         Exec. Management Group
                                                                         Exec. Vice President          8/01 - Present
                                                                                                       2/99 - 9/01
                                   Mellon Trust of New York National     Chairman                      4/98 - 8/00
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - 8/00
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street,          Director                      11/98 - Present
                                   North Miami, FL 33180

                                   Mellon Asset Holdings, Inc. +        President                     3/99 - Present
                                                                         Director                      6/99 - Present

                                   Mellon Global Investing Corp. +       President                     1/00 - Present

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

MICHAEL G. MILLARD                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director and President                                                   Vice President                9/02 - 11/02

                                   Dreyfus Service Corporation++         Chairman of the Board         4/02 - Present
                                                                         Chief Executive Officer       4/02 - Present
                                                                         Director                      8/00 - Present
                                                                         Executive Vice President      8/00 - 5/02
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division

                                   Dreyfus Service Organization, Inc.++  Director                      4/02 - Present

                                   Dreyfus Insurance Agency of           Director                      4/02 - Present
                                   Massachusetts Inc. ++

                                   Founders Asset Management             Member, Board of Managers     5/01 - Present
                                   LLC****
                                   Boston Safe Advisors, Inc. ++         Director                      10/01 - Present

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
and Director                       Mellon Bank, N.A. +                   Vice Chairman                 1/97 - Present

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - 7/03

                                   TBC General Partner, LLC*             President                     7/03 - Present

                                   Standish Mellon Asset Management      Board Member                  7/01 - 7/03
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish Mellon Asset Management      Board Member                  7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, LLC*     Director                      12/00 - Present

                                   Franklin Portfolio Associates,        Director                      4/97 - Present
                                   LLC*


                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company* Member
                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee           10/98 - Present
                                   London, England Member
                                                                         Director                      10/98 - Present

                                   Mellon Global Investments Japan Ltd.  Non-Resident Director         11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, LLC*                  Director                      1/98 - Present

                                   Fixed Income (MA) Trust*              Trustee                       6/03 - Present

                                   Fixed Income (DE) Trust*              Trustee                       6/03 - Present

                                   Boston Safe Advisors, Inc. ++         Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - 7/03

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - 7/03
                                                                         Chairman                      1/98 - 7/03

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present

                                   Mellon Global Investing Corp. *       Director                      5/97 - Present
                                                                         Chairman                      5/97 - Present
                                                                         Chief Executive Officer       5/97 - Present


J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   MBSC, LLC++                           Manager, Board of Managers    4/02 - Present
                                                                         and President

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Transfer, Inc.++             Chairman and Director         2/02 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - 1/02
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, N.A.+                    Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - 4/02

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

DIANE P. DURNIN                    Seven Six Seven Agency, Inc. ++       Director                      4/02 - Present
Executive Vice President

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Controller                                                               Vice President and            9/02 - Present
                                                                         Treasurer

                                                                         Chief Financial Officer
                                   The Dreyfus Trust Company+++          Treasurer                     3/99 - Present
                                                                         Director                      9/98 - Present
                                                                                                       3/97 - Present

                                   MBSC, LLC++                           Chief Financial Officer and   4/02 - Present
                                                                         Manager, Board of Managers
                                   Boston Safe Advisors, Inc. ++         Chief Financial Officer and   10/01 - Present
                                                                         Director

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit               Treasurer                     10/98 - Present
                                   Corporation ++

                                   Dreyfus Investment Advisors, Inc. ++  Treasurer                     10/98 - Present

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   c/o Mellon Corporation                Director                      2/02 - Present
                                   Two Greenville Center
                                   4001 Kennett Pike
                                   Suite 218
                                   Greenville, DE 19807

                                   The TruePenny Corporation++           Vice President                10/98 - Present
                                                                         Director                      2/02 - Present

                                   The Trotwood Corporation++            Vice President                10/98 - 7/99

                                   Trotwood Hunters Corporation++        Vice President                10/98 - 7/99

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - 7/99

                                   Dreyfus Transfer, Inc. ++             Chief Financial Officer       5/98 - Present

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++

MARY BETH LEIBIG                   None
Vice President -
Human Resources

ANGELA E. PRICE                    None
Vice President

THEODORE A. SCHACHAR               Lighthouse Growth Advisors LLC++      Assistant Treasurer           9/02 - Present
Vice President - Tax
                                   Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present

                                   MBSC, LLC++                           Vice President -Tax           4/02 - Present

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++
WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit           Vice President and Director   2/02 - Present
                                   Corporation++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc. ++             Vice President                2/97 - Present
Assistant Secretary                                                      Director                      2/97 - Present
                                                                         Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++

*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.



Item 27.    Principal Underwriters
________    ______________________

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)   CitizensSelect Funds
2)   Dreyfus A Bonds Plus, Inc.
3)   Dreyfus Appreciation Fund, Inc.
4)   Dreyfus Balanced Fund, Inc.
5)   Dreyfus BASIC Money Market Fund, Inc.
6)   Dreyfus BASIC U.S. Mortgage Securities Fund
7)   Dreyfus BASIC U.S. Government Money Market Fund
8)   Dreyfus Bond Funds, Inc.
9)   Dreyfus California Intermediate Municipal Bond Fund
10)  Dreyfus California Tax Exempt Bond Fund, Inc.
11)  Dreyfus California Tax Exempt Money Market Fund
12)  Dreyfus Cash Management
13)  Dreyfus Cash Management Plus, Inc.
14)  Dreyfus Connecticut Intermediate Municipal Bond Fund
15)  Dreyfus Connecticut Municipal Money Market Fund, Inc.
16)  Dreyfus Fixed Income Securities
17)  Dreyfus Florida Intermediate Municipal Bond Fund
18)  Dreyfus Florida Municipal Money Market Fund
19)  Dreyfus Founders Funds, Inc.
20)  The Dreyfus Fund Incorporated
21)  Dreyfus GNMA Fund, Inc.
22)  Dreyfus Government Cash Management Funds
23)  Dreyfus Growth and Income Fund, Inc.
24)  Dreyfus Growth and Value Funds, Inc.
25)  Dreyfus Growth Opportunity Fund, Inc.
26)  Dreyfus Index Funds, Inc.
27)  Dreyfus Institutional Cash Advantage Funds
28)  Dreyfus Institutional Money Market Fund
29)  Dreyfus Institutional Preferred Money Market Funds
30)  Dreyfus Insured Municipal Bond Fund, Inc.
31)  Dreyfus Intermediate Municipal Bond Fund, Inc.
32)  Dreyfus International Funds, Inc.
33)  Dreyfus Investment Grade Funds, Inc.
34)  Dreyfus Investment Portfolios
35)  The Dreyfus/Laurel Funds, Inc.
36)  The Dreyfus/Laurel Funds Trust
37)  The Dreyfus/Laurel Tax-Free Municipal Funds
38)  Dreyfus LifeTime Portfolios, Inc.
39)  Dreyfus Liquid Assets, Inc.
40)  Dreyfus Massachusetts Intermediate Municipal Bond Fund
41)  Dreyfus Massachusetts Municipal Money Market Fund
42)  Dreyfus Massachusetts Tax Exempt Bond Fund
43)  Dreyfus Midcap Index Fund, Inc.
44)  Dreyfus Money Market Instruments, Inc.
45)  Dreyfus Municipal Bond Fund, Inc.
46)  Dreyfus Municipal Cash Management Plus
47)  Dreyfus Municipal Funds, Inc.
48)  Dreyfus Municipal Money Market Fund, Inc.
49)  Dreyfus New Jersey Intermediate Municipal Bond Fund
50)  Dreyfus New Jersey Municipal Money Market Fund, Inc.
51)  Dreyfus New York Municipal Cash Management
52)  Dreyfus New York Tax Exempt Bond Fund, Inc.
53)  Dreyfus New York Tax Exempt Intermediate Bond Fund
54)  Dreyfus New York Tax Exempt Money Market Fund
55)  Dreyfus U.S. Treasury Intermediate Term Fund
56)  Dreyfus U.S. Treasury Long Term Fund
57)  Dreyfus 100% U.S. Treasury Money Market Fund
58)  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
59)  Dreyfus Pennsylvania Municipal Money Market Fund
60)  Dreyfus Premier California Municipal Bond Fund
61)  Dreyfus Premier Equity Funds, Inc.
62)  Dreyfus Premier Fixed Income Funds
63)  Dreyfus Premier International Funds, Inc.
64)  Dreyfus Premier GNMA Fund
65)  Dreyfus Premier Municipal Bond Fund
66)  Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
67)  Dreyfus Premier New Leaders Fund, Inc.
68)  Dreyfus Premier New York Municipal Bond Fund
69)  Dreyfus Premier Opportunity Funds
70)  Dreyfus Premier State Municipal Bond Fund
71)  Dreyfus Premier Stock Funds
72)  The Dreyfus Premier Third Century Fund, Inc.
73)  Dreyfus Premier Value Equity Funds
74)  Dreyfus Premier Worldwide Growth Fund, Inc.
75)  Dreyfus Short-Intermediate Government Fund
76)  Dreyfus Short-Intermediate Municipal Bond Fund
77)  The Dreyfus Socially Responsible Growth Fund, Inc.
78)  Dreyfus Stock Index Fund, Inc.
79)  Dreyfus Tax Exempt Cash Management
80)  Dreyfus Treasury Cash Management
81)  Dreyfus Treasury Prime Cash Management
82)  Dreyfus Variable Investment Fund
83)  Dreyfus Worldwide Dollar Money Market Fund, Inc.
84)  General California Municipal Bond Fund, Inc.
85)  General California Municipal Money Market Fund
86)  General Government Securities Money Market Funds, Inc.
87)  General Money Market Fund, Inc.
88)  General Municipal Bond Fund, Inc.
89)  General Municipal Money Market Funds, Inc.
90)  General New York Municipal Bond Fund, Inc.
91)  General New York Municipal Money Market Fund
92)  Mellon Funds Trust



((b)

                                                                                                 Positions
Name and principal                                                                               and Offices with
Business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------

Michael G. Millard *                  Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
J. Charles Cardona *                  Executive Vice President and Director                      None
Anthony DeVivio **                    Executive Vice President and Director                      None
James Neiland*                        Executive Vice President and Director                      None
Irene Papadoulis **                   Executive Vice President and Director                      None
Prasanna Dhore *                      Executive Vice President                                   None
Noreen Ross *                         Executive Vice President                                   None
Matthew R. Schiffman *                Executive Vice President and Director                      None
William H. Maresca *                  Chief Financial Officer and Director                       None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      Executive Vice
                                                                                                 President
Lawrence S. Kash *                    Senior Vice President                                      None
Walter Kress *                        Senior Vice President                                      None
Matthew Perrone **                    Senior Vice President                                      None
Bradley J. Skapyak *                  Senior Vice President                                      None
Bret Young *                          Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President                                             Anti-Money
                                                                                                 Laundering
                                                                                                 Compliance Officer
Tracy Hopkins *                       Vice President                                             None
Donna Impagliazzo *                   Vice President                                             None
Mary Merkle *                         Vice President                                             None
Paul Molloy *                         Vice President                                             None
James Muir *                          Vice President                                             None
Anthony Nunez *                       Vice President - Finance                                   None
Gary Pierce *                         Vice President - Finance                                   None
Theodore A. Schachar *                Vice President - Tax                                       None
William Schalda *                     Vice President                                             None
John Shea *                           Vice President - Finance                                   None
Susan Verbil *                        Vice President - Finance                                   None
William Verity *                      Vice President - Finance                                   None
James Windels *                       Vice President                                             Treasurer
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None

*   Principal business address is 200 Park Avenue, New York, NY 10166.
**  Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.






Item 28.       Location of Accounts and Records
-------        --------------------------------

               1.     Mellon Bank, N.A.
                      One Mellon Bank Center
                      Pittsburgh, Pennsylvania 15258

               2.     Boston Financial Services, Inc.
                      One American Express Plaza
                      Providence, Rhode Island 02903

               3.     The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None




                                       SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 23RD day of December, 2003.

                               THE DREYFUS/LAUREL FUNDS, INC.


                              BY:  /s/ Stephen E. Canter*
                              ________________________
                              Stephen E. Canter, President

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signatures                     Title                               Date

/s/Stephen E. Canter*               President                         12/23/03
----------------------
Stephen E. Canter

/s/James Windels*                   Treasurer                         12/23/03
----------------------
James Windels

/s/Joseph S. Martino*               Director,                         12/23/03
----------------------              Chairman of the Board
Joseph S. DiMartino

/s/James M. Fitzgibbons*            Director                          12/23/03
----------------------
James M. Fitzgibbons

/s/J. Tomlinson Fort*               Director                          12/23/03
----------------------
J. Tomlinson Fort

/s/Kenneth A. Himmel*               Director                          12/23/03
----------------------
Kenneth A. Himmel

/s/Stephen J. Lockwood*             Director                          12/23/03
----------------------
Stephen J. Lockwood

/s/Roslyn M. Watson*                Director                          12/23/03
----------------------
Roslyn M. Watson

/s/Benaree Pratt Wiley*             Director                          12/23/03
----------------------
Benaree Pratt Wiley

*By:  /S/JEFF PRUSNOFSKY
      Jeff Prusnofsky
      Attorney-in-Fact




                              Dreyfus Premier Core Equity Fund

                                          EXHIBITS



ITEM 23

(j)   Consent of KPMG LLP.

(n)   Amended Rule 18f-3 Plans.

(p)   Code of Ethics adopted by the registrant.

OTHER EXHIBITS

(a)   Certificate of Assistant Secretary.